Document and Entity Information	3 Months Ended
Mar. 31, 2013
Document And Entity Information
Entity Registrant Name	NexCore Companies LLC
Entity Central Index Key	0001571765
Document Type	S-4
Document Period End Date	Mar 31, 2013
Amendment Flag	true
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Document Fiscal Period Focus	Q1
Document Fiscal Year Focus	2013
Amendment Description	Revise and update Form S-4

Consolidated Balance Sheets (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash and cash equivalents	$ 6,676,539	$ 7,504,549	$ 1,930,441
Accounts receivable	1,235,046	1,303,393	3,560,957
Prepaid expenses and deposits	102,400	147,166	62,565
Revenue in excess of billings			248,874
Pre-development costs	81,413	78,988	71,697
Investments in unconsolidated affiliates	3,803,390	4,215,938	4,514,579
Property and equipment, net of accumulated depreciation of $592,508 and $443,694, respectively	445,296	471,556	585,175
Total assets	12,344,084	13,721,590	10,974,288
Liabilities:
Accounts payable	260,859	160,327	176,647
Accrued liabilities	286,048	560,045	1,376,753
Deferred rent and other liabilities	375,299	389,021	341,608
Total liabilities	922,206	1,109,393	1,895,008
Equity:
Preferred stock, $0.001 par value, 5,000,000 shares authorized, none outstanding
Common stock, $0.001 par value; Authorized - 200,000,000 shares at each period end, respectively; Issued and outstanding - 49,895,841 and 49,455,841 as of December 31, 2012 and 2011, respectively	50,738	49,896	49,456
Additional paid-in capital	11,014,205	11,335,262	11,136,895
Accumulated other comprehensive loss	(496,143)	(571,313)
Retained earnings (accumulated deficit)	(9,335)	757,678	(2,514,658)
Total stockholders equity	10,559,465	11,571,523	8,671,693
Noncontrolling interests	862,413	1,040,674	407,587
Total equity	11,421,878	12,612,197	9,079,280
Total liabilities and equity	$ 12,344,084	$ 13,721,590	$ 10,974,288

Consolidated Balance Sheets (Parenthetical) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement of Financial Position [Abstract]
Accumulated depreciation	$ 633,948	$ 592,508	$ 443,694
Preferred stock par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock authorized	5,000,000	5,000,000	5,000,000
Preferred stock outstanding	0	0	0
Common stock par value	$ 0.001	$ 0.001	$ 0.001
Common stock authorized	200,000,000	200,000,000	200,000,000
Common stock issued	50,737,504	49,895,841	49,455,841
Common stock outstanding	50,737,504	49,895,841	49,455,841

Consolidated Statements of Operations (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
REVENUE
Development, facilities consulting and construction management fees	$ 260,651	$ 317,342	$ 5,552,354	$ 5,920,447
Leasing commissions and tenant consulting fees	180,232	244,726	1,222,779	2,118,060
Property and asset management fees	570,424	534,403	2,361,915	1,657,211
Investor advisory and other fees	69,988	184,751	4,823,714	883,633
Total revenue	1,081,295	1,281,222	13,960,762	10,579,351
OPERATING EXPENSES
Direct costs of revenue	344,776	211,839	1,139,076	754,411
Depreciation and amortization	41,440	43,309	169,182	116,218
Selling, general and administrative	1,776,304	1,747,974	9,444,862	8,718,533
Total operating expenses	2,162,520	2,003,122	10,753,120	9,589,162
Income (loss) from operations	(1,081,225)	(721,900)	3,207,642	990,189
OTHER INCOME (LOSS)
Equity in earnings of unconsolidated affiliates	314,774	240,069	665,765	22,954
Interest income	909	167	1,469	957
Gain on sale of property and equipment, net				966
Loss on disposal of real estate assets				(13,461)
Income (loss) before income taxes	(765,542)	(481,664)	3,874,876	1,001,605
Income tax expense	(77,000)		(195,095)
Consolidated net income (loss)	(842,542)	(481,664)	3,679,781	1,001,605
Net (income) loss attributable to noncontrolling interests	75,529	44,760	(407,445)	(112,994)
Net income (loss) attributable to common stockholders	$ (767,013)	$ (436,904)	$ 3,272,336	$ 888,611
EARNINGS PER COMMON SHARE
Basic income (loss) per common share	$ (0.02)	$ (0.01)	$ 0.07	$ 0.02
Diluted income (loss) per common share	$ (0.02)	$ (0.01)	$ 0.06	$ 0.02
WEIGHTED AVERAGE COMMON SHARES OUTSTANDING
Basic	50,152,563	49,455,841	49,470,267	49,455,841
Diluted	50,152,563	49,455,841	51,958,219	50,776,890
Dividends declared per common share	$ 0.01	$ 0

Consolidated Statements of Comprehensive Income (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Consolidated Statements Of Comprehensive Income
Consolidated net income (loss)	$ (842,542)	$ (481,664)	$ 3,679,781	$ 1,001,605
Unrealized loss on cash flow hedging derivative of unconsolidated affiliate	75,170		(571,313)
Comprehensive income (loss)	(767,372)	(481,664)	3,108,468	1,001,605
Comprehensive (income) loss attributable to noncontrolling interests	67,945	44,760	(350,314)	(112,994)
Comprehensive income (loss) attributable to common stockholders	$ (699,427)	$ (436,904)	$ 2,758,154	$ 888,611

Consolidated Statements of Stockholders Equity (USD $)	Common Stock	Additional Paid-In Capital	Retained Earnings / Accumulated Deficit	Other Comprehensive Income / Loss	Noncontrolling Interest	Total
Balance at Dec. 31, 2010	$ 49,456	$ 11,034,657	$ (3,403,269)	$ 0	$ 294,593	$ 7,975,437
Balance, shares at Dec. 31, 2010	49,455,841
Net income			888,611		112,994	1,001,605
Equity-based compensation expense		102,238				102,238
Unrealized loss on cash flow hedging derivative of unconsolidated affiliate
Capital contribution from noncontrolling interest						0
Distributions to noncontrolling interests
Balance at Dec. 31, 2011	49,456	11,136,895	(2,514,658)	0	407,587	9,079,280
Balance, shares at Dec. 31, 2011	49,455,841
Net income			3,272,336		407,445	3,679,781
Equity-based compensation expense		198,807				198,807
Unrealized loss on cash flow hedging derivative of unconsolidated affiliate				(571,313)		(571,313)
Capital contribution from noncontrolling interest					238,760	238,760
Distributions to noncontrolling interests					(13,118)	(13,118)
Issuance of common stock under compensation plan	440	(440)
Issuance of common stock under compensation plan, shares	440,000					440,000
Balance at Dec. 31, 2012	$ 49,896	$ 11,335,262	$ 757,678	$ (571,313)	$ 1,040,674	$ 12,612,197
Balance, shares at Dec. 31, 2012	49,895,841

Consolidated Statements of Cash Flows (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
OPERATING ACTIVITIES:
Consolidated net income (loss)	$ (842,542)	$ (481,664)	$ 3,679,781	$ 1,001,605
Adjustments to reconcile consolidated net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	41,440	43,309	169,182	116,218
Loss on disposal of real estate assets (1)				13,461
Gain on disposal of property and equipment				(966)
Equity in earnings of unconsolidated affiliate	(314,774)	(240,069)	(665,765)	(22,954)
Equity-based compensation expense	41,944	33,780	198,807	102,238
Operating distributions from unconsolidated affiliate	314,774	240,069	688,719
Changes in operating assets and liabilities:
Accounts receivable (1)	68,347	2,780,353	2,257,564	(3,078,121)
Revenue in excess of billings		96,030	248,874	86,586
Prepaid expenses and deposits	(5,234)	10,406	(34,601)	(14,617)
Pre-development costs	(2,425)	(18,900)	(7,291)	174,830
Accounts payable and accrued liabilities (1)	(220,758)	(1,214,384)	(833,028)	1,221,299
Deferred rent	(13,722)	51,140	47,413	80,508
Net cash provided by (used in) operating activities	(932,950)	1,300,070	5,749,655	(319,913)
INVESTING ACTIVITIES:
Capital expenditures	(15,180)	(25,857)	(55,563)	(344,590)
Investment in unconsolidated joint venture	(760)		(1,114,300)	(1,940,282)
Distributions from unconsolidated joint venture	488,478		1,057,434
Decrease (increase) in deposits	50,000	0	(50,000)
Proceeds from disposal of real estate assets (1)				13,483
Proceeds from disposal of property and equipment				1,750
Change in restricted cash				1,006,342
Net cash used in investing activities	522,538	(25,857)	(162,429)	(1,263,297)
FINANCING ACTIVITIES:
Distributions to noncontrolling interests	(55,439)	(9,973)	(13,118)
Proceeds received from exercise of options	136,799	0
Dividends paid to common stockholders	(498,958)	0
Net cash used in financing activities	(417,598)	(9,973)	(13,118)
Net change in cash and cash equivalents	(828,010)	1,264,240	5,574,108	(1,583,210)
Cash and cash equivalents, beginning of period	7,504,549	1,930,441	1,930,441	3,513,651
Cash and cash equivalents, end of period	6,676,539	3,194,681	7,504,549	1,930,441
Supplemental disclosure of cash flow information:
Cash paid for income taxes	195,095	0	0	0
Cash paid for interest	0	0	0	0
Supplemental disclosure of non-cash activity:
Capital contribution from noncontrolling interest			238,760	0
Landlord reimbursement of capital expenditures			0	245,000
Accrued preferred return to noncontrolling interests	$ 47,293	$ 0

Consolidated Statements of Cash Flows (Parenthetical) (USD $)	1 Months Ended
Mar. 25, 2011
Statement of Cash Flows [Abstract]
Acquired accrued liabilities from Acquisition	$ 24,000
Acquired accounts receivable from Acquisition	112,000
Loss on disposal of real estate assets	$ (13,461)

Organization	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization

NOTE 1. ORGANIZATION

NexCore Healthcare Capital Corp provides comprehensive healthcare solutions to hospitals, healthcare systems and physician partners across the United States by providing a full spectrum of strategic and operational consulting, development, acquisition, financing, leasing and asset and property management services within the healthcare industry. We primarily focus on serving and advising our clients with planning and developing outpatient service facilities that target operational efficiencies and lower the cost of delivering healthcare services. We have historically been active in a wide range of healthcare project types, including medical office buildings, medical services buildings, outpatient centers of excellence, freestanding emergency departments, wellness centers, and multi-specialty and single-specialty physician group facilities. Our majority owned subsidiary, NexCore Group LP, was formed in 2004. As used herein, “the Company,” “we,” “our” and “us” refer to NexCore Healthcare Capital Corp and its consolidated subsidiaries, except where the context otherwise requires.

On November 15, 2012, our board of directors determined it to be in the best interests of our stockholders to restructure the Company to create a more flexible and efficient corporate organizational structure intended to provide us with better access to capital, greater tax efficiency and to allow a more focused approach to managing our operations through two primary operating subsidiaries (the “Reorganization”). The first step of the Reorganization was completed in December 2012 when we formed NexCore Real Estate LLC, a Delaware limited liability company (“NexCore Real Estate”), as a 90% owned subsidiary of NexCore Healthcare Capital Corp (“NexCore Healthcare”). In forming NexCore Real Estate, the real estate interests held by NexCore Healthcare were contributed to NexCore Real Estate in exchange for 90% of the Class A Units and 90% of the Class B Units of NexCore Real Estate. Shortly thereafter, the Class B Units of NexCore Real Estate (the “Companion Units”) that had been issued to NexCore Healthcare were distributed pro rata to all of the then existing stockholders of NexCore Healthcare.

NOTE 1. ORGANIZATION

NexCore Healthcare Capital Corp provides comprehensive healthcare solutions to hospitals, healthcare systems and physician partners across the United States by providing a full spectrum of strategic and operational consulting, development, acquisition, financing, leasing and asset and property management services within the healthcare industry. We primarily focus on serving and advising our clients with planning and developing outpatient service facilities that target operational efficiencies and lower the cost of delivering healthcare services. We have historically been active in a wide range of healthcare project types, including medical office buildings, medical services buildings, outpatient centers of excellence, freestanding emergency departments, wellness centers, and multi-specialty and single-specialty physician group facilities. Our majority owned subsidiary, NexCore Group LP, was formed in 2004.

On November 15, 2012, our board of directors determined it to be in the best interests of our stockholders to restructure the Company to create a more flexible and efficient corporate organizational structure intended to provide us with better access to capital, greater tax efficiency and to allow a more focused approach to managing our operations through two primary operating subsidiaries (the “Reorganization”). The first step of the Reorganization was completed in December 2012 when we formed NexCore Real Estate LLC, a Delaware limited liability company (“NexCore Real Estate”), as a 90% owned subsidiary of NexCore Healthcare. In forming NexCore Real Estate, the real estate interests held by NexCore Healthcare were contributed to NexCore Real Estate in exchange for 90% of the Class A Units and 90% of the Class B Units of NexCore Real Estate. Shortly thereafter, the Class B Units of NexCore Real Estate (the “Companion Units”) that had been issued to NexCore Healthcare were distributed pro rata to all of the then existing stockholders of NexCore Healthcare.

As used herein, “the Company,” “we,” “our” and “us” refer to NexCore Healthcare Capital Corp and its consolidated subsidiaries, except where the context otherwise requires.

Summary of Significant Accounting Policies	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Summary of Significant Accounting Policies

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Interim Financial Information and Reclassifications

The accompanying unaudited Condensed Consolidated Financial Statements have been prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”) and with the instructions to Form 10-Q and Article 10 of Regulation S-X for interim financial information. Accordingly, these statements do not include all of the information and notes required by GAAP for complete financial statements. In the opinion of management, the accompanying unaudited Condensed Consolidated Financial Statements include all adjustments, consisting of normal recurring items, necessary for their fair presentation in conformity with GAAP. Interim results are not necessarily indicative of results for a full year. The information included in this Form 10-Q should be read in conjunction with our audited Consolidated Financial Statements as of December 31, 2012 and related notes thereto as filed on Form 10-K on April 1, 2013.

Basis of Presentation

The accompanying Condensed Consolidated Financial Statements include the financial position, results of operations and cash flows of NexCore Healthcare and our consolidated subsidiaries. Noncontrolling equity interests in three consolidated subsidiaries are reflected as noncontrolling interests in the Condensed Consolidated Financial Statements. We also have noncontrolling partnership interests in one unconsolidated joint venture, which is accounted for under the equity method and one unconsolidated joint venture which is accounted for under the cost method. All significant intercompany amounts have been eliminated.

Principles of Consolidation

We consolidate entities where we can exert control. The equity method of accounting is used for investments in non-controlled affiliates in which we are able to exercise significant influence but not control. We also consolidate any variable interest entities (“VIEs”) in which we are determined to be the primary beneficiary.

A VIE is an entity in which either (a) the equity investment at risk is not sufficient to permit the entity to finance its own activities without additional financial support or (b) the group of holders of the equity investment at risk lack certain characteristics of a controlling financial interest. The primary beneficiary is the entity that has the ability to control those activities that most significantly impact the entity’s economic performance and has the obligation to absorb a majority of the expected losses or the right to receive the majority of the residual returns. We continually evaluate whether entities in which we have an interest are VIEs and whether we are the primary beneficiary of any VIEs identified in our analysis.

Use of Estimates

The preparation of the Condensed Consolidated Financial Statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the Condensed Consolidated Financial Statements and reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Fair Value Measurements

Fair value is defined as the exit price or price at which an asset (in its highest and best use) would be sold or a liability assumed by an informed market participant in a transaction that is not distressed and is executed in the most advantageous market. Our fair value measurements are based on the assumptions that market participants would use to price the asset or liability. As a basis for considering market participant assumptions in fair value measurements, current guidance establishes that a fair value hierarchy exists that distinguishes between market participant assumptions based on market data obtained from sources independent of the reporting entity (observable inputs that are classified within Levels 1 and 2 of the hierarchy) and the reporting entity’s own assumptions about market participant assumptions based on the best information available under the circumstances (unobservable inputs classified within Level 3 of the hierarchy).

Level 1 inputs utilize quoted prices (unadjusted) in active markets for identical assets or liabilities. Level 2 inputs are inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs may include quoted prices for similar assets and liabilities in active markets, as well as inputs that are observable for the asset or liability (other than quoted prices), at commonly quoted intervals. Level 3 inputs are unobservable inputs for the asset or liability that are typically based on management’s own assumptions, as there is little, if any, related observable market activity. In instances where the determination of the fair value measurement is based on inputs from different levels of the fair value hierarchy, the level in the fair value hierarchy within which the entire fair value measurement falls is based on the lowest level input that is significant to the fair value measurement in its entirety. Our assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the asset or liability.

Our financial instruments include accounts receivable and accounts payable. The carrying values of these financial instruments as of March 31, 2013 and December 31, 2012 are considered to be representative of their fair value due to the short maturity of these instruments.

Cash and Cash Equivalents

We consider all highly liquid investments purchased with an original maturity of three months or less to be cash equivalents. We continually monitor our positions with, and the credit quality of, the financial institutions with which we invest.

Accounts Receivable

Accounts receivable consists of amounts due from customers. We consider accounts more than one month old to be past due. We estimate our allowance for doubtful accounts based on specific customer balance collection issues identified. No bad debt expense was recorded for the three months ended March 31, 2013 or 2012. There was no allowance for doubtful accounts as of March 31, 2013 or December 31, 2012.

Pre-Development Costs

In accordance with GAAP, as set forth in the Accounting Standards Codification (“ASC”), we have capitalized certain third-party costs related to prospective development projects that we consider likely to proceed. If we subsequently determine that the project is no longer likely to proceed or such costs are not recoverable, any related capitalized costs are expensed and recorded as “Direct costs of revenue” on the Condensed Consolidated Statement of Operations. Upon commencement of the project, any related capitalized costs are submitted for reimbursement from the owner of the project. These costs include, but are not limited to, legal fees, marketing costs, travel expenses, architectural and engineering fees, due diligence expenses and other direct costs. We do not capitalize any internal costs as pre-development costs.

Property and Equipment

Property and equipment are stated at cost less accumulated depreciation or amortization. Depreciation is calculated using the straight-line method over the estimated useful lives of the related assets, ranging from three to seven years. Leasehold improvements are amortized over the shorter of the expected life or term of the lease. Expenditures for repairs and maintenance are charged to expense when incurred. Expenditures for major renewals and betterments, which extend the useful lives of existing property and equipment, are capitalized and depreciated. Upon retirement or disposition of property and equipment, the cost and related accumulated depreciation are removed from the accounts and any resulting gain or loss is recognized in the Condensed Consolidated Statement of Operations.

Investment in Unconsolidated Affiliates

We account for our investment in one unconsolidated affiliate under the equity method because we exercise significant influence over, but do not control, this entity. Under the equity method, this investment was initially recorded at cost and is subsequently adjusted to reflect our proportionate share of net earnings or losses of the unconsolidated affiliate, distributions received, contributions made and certain other adjustments, as appropriate. Such investment is included in “Investment in unconsolidated affiliates” in our Condensed Consolidated Balance Sheets. Distributions from this investment that are related to earnings from operations are included as operating activities and distributions that are related to capital transactions are included as investing activities in our Condensed Consolidated Statements of Cash Flows.

During the analysis of the investment, it was determined that the unconsolidated affiliate was a VIE. We determined the affiliate was a VIE based on several factors, including whether the affiliate’s total equity investment at risk upon inception was sufficient to finance the affiliate’s activities without additional subordinated financial support. We made judgments regarding the sufficiency of the equity at risk based first on a qualitative analysis, then a quantitative analysis. In a quantitative analysis, we incorporated various estimates, including estimated future cash flows, asset hold periods and discount rates, as well as estimates of the probabilities of various scenarios occurring. The determination of the appropriate accounting with respect to this VIE was based on the determination of the primary beneficiary. We determined we were not the primary beneficiary of the VIE as we do not have the ability to control those activities that most significantly impact the affiliate’s economic performance. As reconsideration events occur, or at a minimum each reporting period, we will reconsider our determination of whether an entity is a VIE and who the primary beneficiary is to determine if there is a change in the original determinations and will report such changes on a quarterly basis.

Additionally, we are invested in one unconsolidated affiliate that we account for under the cost method as we have a 1% interest in the affiliate and we have no significant influence or control.

Revenue Recognition

Certain revenue arrangements require management judgments and estimates. Development fees are recognized over the life of a development project on the percentage-of-completion method where the circumstances are such that total profit can be estimated with reasonable accuracy and ultimate realization is reasonably assured. The percentage-of-completion method uses actual hours spent internally on the project compared to the total forecasted internal hours to be spent on the project as the best measure of progress. If estimates of total hours require adjustment, the impact on revenue is recognized prospectively in the period of adjustment. As of March 31, 2013 and December 31, 2012, we recorded no such adjustment as our development projects subject to the percentage-of completion method were considered substantially complete.

We source tenants and negotiate leases for buildings we manage and in return are paid leasing commissions and tenant consulting fees. This revenue is recognized based on each negotiated contract with the building owner or development contract and is recognized accordingly per the contracts as services are performed and certain development benchmarks are achieved, unless future contingencies exist.

Property and asset management fees are recognized monthly as services are performed, unless future obligations exist. Investor advisory and other fees are typically recognized at the culmination of a transaction such as a purchase or sale of a building.

In addition, in regard to development service contracts, the owner of the property will typically reimburse us for certain expenses that are incurred on behalf of the owner. We base the treatment of reimbursable expenses for financial reporting purposes upon the fee structure of the underlying contract. Contracts are accounted for on a net basis when the fee structure is comprised of at least two distinct elements, namely (i) a fixed management fee and (ii) a separate component that allows for expenses to be billed directly to the client. When accounting on a net basis, we include the fixed management fee in reported revenue and net the reimbursement against expenses. We base this accounting on the following factors, which defines us as an agent rather than a principal:

  The property owner, with ultimate approval rights relating to the expenditures and bearing all of the economic costs of such expenditures, is determined to be the primary obligor in the arrangement;
  Because the property owner is contractually obligated to fund all operating costs of the property from existing cash flow or direct funding from its building operating account, we bear little or no credit risk; and
  We generally earn no margin on the reimbursement aspect of the arrangement, obtaining reimbursement only for actual costs incurred.

All of our service contracts are accounted for on a net basis.

Earnings Per Share

Basic income per share is computed by dividing net income by the weighted average number of shares of common stock outstanding. Diluted income per share is determined by dividing the net income by the sum of (1) the weighted average number of common shares outstanding and (2) if not anti-dilutive, the effect of outstanding stock awards determined utilizing the treasury stock method.

There was no dilutive effect for the outstanding awards for the three months ended March 31, 2013 and 2012, respectively, as we reported a net loss for both periods.

Noncontrolling Interests

Noncontrolling interests are the portion of equity, or net assets, in a subsidiary that are not attributable to the controlling interest. As of March 31, 2013 and December 31, 2012, respectively, we owned 90% of the consolidated partnership, NexCore Group LP. Additionally, as of March 31, 2013, we owned 90% of the consolidated partnership, NexCore Real Estate. NexCore Partners Inc. owned the remaining 10% of each entity, which was classified as permanent equity in accordance with GAAP and was reflected as “Noncontrolling interests” in our Condensed Consolidated Balance Sheets. NexCore Partners Inc. is wholly owned by Gregory C. Venn, Peter K. Kloepfer and Robert D. Gross, our Chief Executive Officer, Chief Investment Officer and Chief Operating Officer, respectively.

During the fourth quarter of 2012, we entered into joint venture agreements with an institutional equity partner related to seven properties. Pursuant to these venture agreements, we contributed $1,114,300 for a 1% equity interest which is accounted for on a cost basis. We received an additional capital contribution of $238,760 from an unrelated third-party related to their investment in one of the properties, which is reflected as a noncontrolling interest.

During the three months ended March 31, 2013, we formed Equity Participation LLC, a limited liability company owned by various officers and employees of ours. Commencing with the formation, Equity Participation LLC has a 1% interest in the operations of NexCore Development LLC, a consolidated subsidiary, which is reflected as “Noncontrolling Interests” in our Condensed Consolidated Financial Statements. See additional discussion in Note 8.

Income Taxes

Deferred income taxes are provided for under the asset and liability method. Under this method, deferred tax assets, including those related to tax loss carry forwards and credits, and liabilities are determined based on the differences between the financial statement and tax bases of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. A valuation allowance is recorded to reduce deferred tax assets when it is more likely than not that the net deferred tax asset will not be realized.

We follow Financial Accounting Standards Board (“FASB”) issued guidance for accounting for uncertainty in income taxes, which clarifies the accounting and disclosure for uncertainty in tax positions and seeks to reduce the diversity in practice associated with certain aspects of the recognition and measurement related to accounting for income taxes. We have analyzed our various federal and state filing positions and consider our positions more likely than not to be sustained upon examination by the applicable taxing authorities based on the technical merits of the position.

Stock-Based Compensation

We may grant stock options, restricted stock and other forms of equity compensation such as profits interests to certain employees and directors pursuant to our Amended and Restated 2008 Equity Compensation Plan. Awards granted under this plan are measured at fair value on the grant date and amortized to compensation expense on a straight-line basis over the service period during which the awards fully vest. Such expense is included in “General and administrative” expense in our Condensed Consolidated Statements of Operations. Options to purchase common stock issued under this plan are valued using the Black-Scholes option pricing model, which relies on assumptions we make related to the expected term of the options, volatility, dividend yield and risk free interest rate. Profits interests are valued using a probability-weighted valuation model.

Comprehensive Loss

We report comprehensive loss in our Condensed Consolidated Statements of Comprehensive Loss. Amounts reported in “Accumulated other comprehensive loss” on our Condensed Consolidated Balance Sheets are related to unrealized gains on interest rate swaps that are considered to be cash flow hedging derivatives.

New Accounting Pronouncement

In February 2013, the FASB issued guidance on reporting of amounts reclassified out of accumulated other comprehensive income (“AOCI”). The guidance requires an entity to provide information about the amounts reclassified out of AOCI by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of AOCI by the respective line items of net income, but only if the amount reclassified is required under GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under GAAP that provide additional detail about those amounts. This guidance is applicable for us in the second quarter of fiscal 2013 prospectively, although early adoption is permitted. As the accounting standard will only impact disclosures, the new standard will not have an impact on our financial position, results of operations, or cash flows.

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The accompanying Consolidated Financial Statements include the financial position, results of operations and cash flows of NexCore Healthcare Capital Corp and our consolidated subsidiaries. Noncontrolling equity interests in two consolidated subsidiaries are reflected as noncontrolling interests in the Consolidated Financial Statements. We also have a noncontrolling partnership interest in one unconsolidated joint venture, which is accounted for under the equity method. All significant intercompany amounts have been eliminated.

Principles of Consolidation

We consolidate entities deemed to be voting interest entities if we own a majority of the voting interest. The equity method of accounting is used for investments in non-controlled affiliates in which we are able to exercise significant influence but not control. We also consolidate any variable interest entities (“VIEs”) in which we are determined to be the primary beneficiary.

A VIE is an entity in which either (a) the equity investment at risk is not sufficient to permit the entity to finance its own activities without additional financial support or (b) the group of holders of the equity investment at risk lack certain characteristics of a controlling financial interest. The primary beneficiary is the entity that has the ability to control those activities that most significantly impact the entity’s economic performance and has the obligation to absorb a majority of the expected losses or the right to receive the majority of the residual returns. We continually evaluate whether entities in which we have an interest are VIEs and whether we are the primary beneficiary of any VIEs identified in our analysis.

Reclassifications

Certain items in our consolidated Financial Statements for 2011 have been reclassified to conform to the 2012 presentation.

Use of Estimates

The preparation of the Consolidated Financial Statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the Consolidated Financial Statements and reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Fair Value Measurements

Fair value is defined as the exit price or price at which an asset (in its highest and best use) would be sold or a liability assumed by an informed market participant in a transaction that is not distressed and is executed in the most advantageous market. Our fair value measurements are based on the assumptions that market participants would use to price the asset or liability. As a basis for considering market participant assumptions in fair value measurements, current guidance establishes that a fair value hierarchy exists that distinguishes between market participant assumptions based on market data obtained from sources independent of the reporting entity (observable inputs that are classified within Levels 1 and 2 of the hierarchy) and the reporting entity’s own assumptions about market participant assumptions based on the best information available under the circumstances (unobservable inputs classified within Level 3 of the hierarchy).

Level 1 inputs utilize quoted prices (unadjusted) in active markets for identical assets or liabilities. Level 2 inputs are inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs may include quoted prices for similar assets and liabilities in active markets, as well as inputs that are observable for the asset or liability (other than quoted prices), at commonly quoted intervals. Level 3 inputs are unobservable inputs for the asset or liability that are typically based on management’s own assumptions, as there is little, if any, related observable market activity. In instances where the determination of the fair value measurement is based on inputs from different levels of the fair value hierarchy, the level in the fair value hierarchy within which the entire fair value measurement falls is based on the lowest level input that is significant to the fair value measurement in its entirety. Our assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the asset or liability.

Our financial instruments include accounts receivable, accounts payable and accrued liabilities. The carrying values of these financial instruments as of December 31, 2012 and 2011 are considered to be representative of their fair value due to the short maturity of these instruments.

Cash and Cash Equivalents

We consider all highly liquid investments purchased with an original maturity of three months or less to be cash equivalents. We continually monitor our positions with, and the credit quality of, the financial institutions with which we invest.

Accounts Receivable

Accounts receivable consists of amounts due from customers. We consider accounts more than one month old to be past due. We estimate our allowance for doubtful accounts based on specific customer balance collection issues identified. For the years ended December 31, 2012 and 2011, respectively, no bad debt expense was recorded. There was no allowance for doubtful accounts as of December 31, 2012 and 2011.

Pre-Development Costs

In accordance with GAAP, as set forth in the Accounting Standards Codification (“ASC”), we have capitalized certain third-party costs related to prospective development projects that we consider likely to proceed. If we subsequently determine that the project is no longer likely to proceed or such costs are not recoverable, any related capitalized costs are expensed and recorded as “Direct costs of revenue” on the Consolidated Statement of Operations. Upon commencement of the project, any related capitalized costs are submitted for reimbursement from the owner of the project. These costs include, but are not limited to, legal fees, marketing costs, travel expenses, architectural and engineering fees, due diligence expenses and other direct costs. We do not capitalize any internal costs as pre-development costs.

Property and Equipment

Property and equipment are stated at cost less accumulated depreciation or amortization. Depreciation is calculated using the straight-line method over the estimated useful lives of the related assets, ranging from three to seven years. Leasehold improvements are amortized over the shorter of the expected life or term of the lease. Expenditures for repairs and maintenance are charged to expense when incurred. Expenditures for major renewals and betterments, which extend the useful lives of existing property and equipment, are capitalized and depreciated. Upon retirement or disposition of property and equipment, the cost and related accumulated depreciation are removed from the accounts and any resulting gain or loss is recognized in the Consolidated Statement of Operations.

Real Estate Held for Sale

All real estate held for sale as of December 31, 2010 was disposed of on March 25, 2011. See Note 3 for additional information.

Investment in Unconsolidated Affiliates

We account for our investment in one unconsolidated affiliate under the equity method because we exercise significant influence over, but do not control, this entity. Under the equity method, this investment was initially recorded at cost and is subsequently adjusted to reflect our proportionate share of net earnings or losses of the unconsolidated affiliate, distributions received, contributions made and certain other adjustments, as appropriate. Such investment is included in “Investment in unconsolidated affiliates” in our Consolidated Balance Sheet. Distributions from this investment that are related to earnings from operations are included as operating activities and distributions that are related to capital transactions are included as investing activities in our Consolidated Statement of Cash Flows.

During the analysis of the investment, it was determined that the unconsolidated affiliate was a VIE. We determined the affiliate was a VIE based on several factors, including whether the affiliate’s total equity investment at risk upon inception was sufficient to finance the affiliate’s activities without additional subordinated financial support. We made judgments regarding the sufficiency of the equity at risk based first on a qualitative analysis, then a quantitative analysis. In a quantitative analysis, we incorporated various estimates, including estimated future cash flows, asset hold periods and discount rates, as well as estimates of the probabilities of various scenarios occurring. The determination of the appropriate accounting with respect to this VIE was based on the determination of the primary beneficiary. We determined we were not the primary beneficiary of the VIE as we do not have the ability to control those activities that most significantly impact the affiliate’s economic performance. As reconsideration events occur, or at a minimum each reporting period, we will reconsider our determination of whether an entity is a VIE and who the primary beneficiary is to determine if there is a change in the original determinations and will report such changes on a quarterly basis.

Additionally, during the year ended December 31, 2012, we invested in one unconsolidated affiliate that we account for under the cost method as we have a 1% interest in the affiliate and we have no influence or control.

Revenue Recognition

Certain revenue arrangements require management judgments and estimates. Development fees are recognized over the life of a development project on the percentage-of-completion method where the circumstances are such that total profit can be estimated with reasonable accuracy and ultimate realization is reasonably assured. The percentage-of-completion method uses actual hours spent internally on the project compared to the total forecasted internal hours to be spent on the project as the best measure of progress. If estimates of total hours require adjustment, the impact on revenue is recognized prospectively in the period of adjustment. As of December 31, 2012, we recorded no such adjustment as our development projects subject to the percentage-of completion method were considered substantially complete. As of December 31, 2011, we recorded an asset of $248,874, for revenue recognized in excess of billings which represents the difference between actual billed revenue and the revenue recognized using the percentage-of-completion method.

We source tenants and negotiate leases for buildings we manage and in return are paid leasing commissions and tenant consulting fees. This revenue is recognized based on each negotiated contract with the building owner or development contract and is recognized accordingly per the contracts as services are performed and certain development benchmarks are achieved, unless future contingencies exist.

Property and asset management fees are recognized monthly as services are performed, unless future obligations exist. Investor advisory and other fees are typically recognized at the culmination of a transaction such as a purchase or sale of a building.

In addition, in regard to development service contracts, the owner of the property will typically reimburse us for certain expenses that are incurred on behalf of the owner. We base the treatment of reimbursable expenses for financial reporting purposes upon the fee structure of the underlying contract. Contracts are accounted for on a net basis when the fee structure is comprised of at least two distinct elements, namely (i) a fixed management fee and (ii) a separate component that allows for expenses to be billed directly to the client. When accounting on a net basis, we include the fixed management fee in reported revenue and net the reimbursement against expenses. We base this accounting on the following factors, which defines us as an agent rather than a principal:

  The property owner, with ultimate approval rights relating to the expenditures and bearing all of the economic costs of such expenditures, is determined to be the primary obligor in the arrangement;
  Because the property owner is contractually obligated to fund all operating costs of the property from existing cash flow or direct funding from its building operating account, we bear little or no credit risk; and
  We generally earn no margin on the reimbursement aspect of the arrangement, obtaining reimbursement only for actual costs incurred.

All of our service contracts are accounted for on a net basis.

Guaranties

A guarantor is required to recognize, at the inception of a guaranty, a liability for the fair value of the obligation undertaken in issuing the guaranty. Management continually evaluates guaranties made to determine if the guaranties meet the criteria required to record a liability. As of December 31, 2011, our guaranties, referred to in Note 8, met the criteria to be recorded as liabilities; however, the amount was de minimus and no value was recorded. As of December 31, 2012, the three projects were completed and the associated guaranties were released.

Earnings Per Share

Basic income per share is computed by dividing net income by the weighted average number of shares of common stock outstanding. Diluted income per share is determined by dividing the net income by the sum of (1) the weighted average number of common shares outstanding and (2) if not anti-dilutive, the effect of outstanding stock awards determined utilizing the treasury stock method.

The dilutive effect of the outstanding stock awards for the year ended December 31, 2012 was 2,487,952 shares. Stock awards to purchase 1,129,979 shares of our common stock (“Common Stock”) were excluded from the calculation of diluted income per share for the year ended December 31, 2012 because their inclusion would have been anti-dilutive. The dilutive effect of the outstanding stock awards for year ended December 31, 2011 was 1,321,049 shares. Stock awards to purchase 1,525,208 shares of our Common Stock were excluded from the calculation of diluted income per share for the year ended December 31, 2011 because their inclusion would have been anti-dilutive.

Noncontrolling Interests

Noncontrolling interests are the portion of equity, or net assets, in a subsidiary that are not attributable to the controlling interest. As of December 31, 2012 and 2011, respectively, we owned 90% of the consolidated partnership, NexCore Group LP. Additionally, as of December 31, 2012, we owned 90% of the consolidated partnership, NexCore Real Estate LLC. NexCore Partners Inc. owned the remaining 10%, which was classified as permanent equity in accordance with GAAP and was reflected as “Noncontrolling interests” in our Consolidated Balance Sheets. NexCore Partners Inc. is wholly owned by Gregory C. Venn, Peter K. Kloepfer and Robert D. Gross, our Chief Executive Officer, Chief Investment Officer and Chief Operating Officer, respectively.

During the fourth quarter of 2012, we entered into joint venture agreements with an institutional equity partner related to seven properties that were recapitalized by our equity partner. Pursuant to this venture agreement, we contributed $1,114,300 for a 1% equity interest which will be accounted for on a cost basis. We received an additional capital contribution of $238,760 from an unrelated third-party related to their investment in one of the properties, which is reflected as a noncontrolling interest.

Income Taxes

Deferred income taxes are provided for under the asset and liability method. Under this method, deferred tax assets, including those related to tax loss carry forwards and credits, and liabilities are determined based on the differences between the financial statement and tax bases of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. A valuation allowance is recorded to reduce deferred tax assets when it is more likely than not that the net deferred tax asset will not be realized.

We follow Financial Accounting Standards Board (“FASB”) issued guidance for accounting for uncertainty in income taxes, which clarifies the accounting and disclosure for uncertainty in tax positions and seeks to reduce the diversity in practice associated with certain aspects of the recognition and measurement related to accounting for income taxes. We have analyzed our various federal and state filing positions and consider our positions more likely than not to be sustained upon examination by the applicable taxing authorities based on the technical merits of the position.

Stock-Based Compensation

We may grant stock options, restricted stock and other forms of equity compensation to certain employees and directors pursuant to our Amended and Restated 2008 Equity Compensation Plan . Awards granted under this plan are measured at fair value on the grant date and amortized to compensation expense on a straight-line basis over the service period during which the awards fully vest. Such expense is included in “General and administrative” expense in our Consolidated Statements of Operations. Options to purchase common stock issued under this plan are valued using the Black-Scholes option pricing model, which relies on assumptions we make related to the expected term of the options, volatility, dividend yield and risk free interest rate.

Comprehensive Income

We report comprehensive income in our Consolidated Statements of Comprehensive Income. Amounts reported in “Accumulated other comprehensive loss” related to unrealized losses on interest rate swaps considered cash flow hedging derivatives.

Recently Adopted Accounting Pronouncements

In May 2011, the FASB issued Accounting Standards Update No. 2011-04, "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs" ("ASU No. 2011-04"), which amends current guidance to result in common fair value measurement and disclosures between accounting principles generally accepted in the United States and International Financial Reporting Standards. The amendments explain how to measure fair value. They do not require additional fair value measurements and are not intended to establish valuation standards or affect valuation practices outside of financial reporting. ASU No. 2011-04 clarifies the application of certain existing fair value measurement guidance and expands the disclosures for fair value measurements that are estimated using significant unobservable inputs. The amendments in ASU No. 2011-04 are effective for interim and annual periods beginning after December 15, 2011. The adoption of the provisions of ASU No. 2011-04 did not have a material impact on our Consolidated Financial Statements.

In June 2011, the FASB issued Accounting Standards Update No. 2011-05, "Presentation of Comprehensive Income" ("ASU No. 2011-05"), which improves the comparability, consistency, and transparency of financial reporting and increases the prominence of items reported in other comprehensive income ("OCI") by eliminating the option to present components of OCI as part of the statement of changes in stockholders' equity. The amendments in this standard require that all nonowner changes in stockholders' equity be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. Subsequently in December 2011, the FASB issued Accounting Standards Update No. 2011-12, "Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income" ("ASU No. 2011-12"), which indefinitely defers the requirement in ASU No. 2011-05 to present on the face of the financial statements reclassification adjustments for items that are reclassified from OCI to net income in the statement(s) where the components of net income and the components of OCI are presented. The amendments in these standards do not change the items that must be reported in OCI, when an item of OCI must be reclassified to net income, or change the option for an entity to present components of OCI gross or net of the effect of income taxes. The amendments in ASU No. 2011-05 and ASU No. 2011-12 are effective for interim and annual periods beginning after December 15, 2011 and are to be applied retrospectively. The adoption of the provisions of ASU No. 2011-05 and ASU No. 2011-12 did not have a material impact on our Consolidated Financial Statements.

Disposition of Real Estate Assets	12 Months Ended
Dec. 31, 2012
Discontinued Operations and Disposal Groups [Abstract]
Disposition of Real Estate Assets

NOTE 3. DISPOSITION OF REAL ESTATE ASSETS

As of December 31, 2010, we had nine non-medical properties classified as real estate held for sale totaling $7,191,821. Pursuant to the reverse merger on September 29, 2010 (the “Acquisition”) with CapTerra Financial Group, Inc. (“CapTerra”), it was determined that all non-medical real estate assets, which were all related to the legacy CapTerra business, would be disposed of by us as the surviving entity in order to continue to focus on healthcare real estate.

On March 25, 2011, we transferred our interests in the nine subsidiaries holding these real estate assets to CDA, a subsidiary of BOCO, in exchange for assuming our related party senior notes with BOCO and GDBA and the credit facility with First Citizens Bank. The transaction resulted in a loss of $13,461. All debt assumed by CDA was no longer an obligation of ours as of March 25, 2011. CDA also assumed all future contingencies related to this transaction.

Reorganization	3 Months Ended
Mar. 31, 2013
Notes to Financial Statements
Reorganization

NOTE 3. REORGANIZATION

Reorganization

On November 15, 2012, our board of directors determined it to be in the best interests of our stockholders to restructure the Company to create a more flexible and efficient corporate organizational structure intended to provide us with better access to capital, greater tax efficiency and to allow a more focused approach to managing our operations through two primary operating subsidiaries (the “Reorganization”). The first step of the Reorganization was completed in December 2012 when we formed NexCore Real Estate LLC, a Delaware limited liability company (“NexCore Real Estate”), as a 90% owned subsidiary of NexCore Healthcare Capital Corp (“NexCore Healthcare”). In forming NexCore Real Estate, the real estate interests held by NexCore Healthcare were contributed to NexCore Real Estate in exchange for 90% of the Class A Units and 90% of the Class B Units of NexCore Real Estate. Shortly thereafter, the Class B Units of NexCore Real Estate (the “Companion Units”) that had been issued to NexCore Healthcare were distributed pro rata to all of the then existing stockholders of NexCore Healthcare.

NexCore Companies LLC (“HoldCo”) is a newly-formed Delaware limited liability company that is intended to serve as the parent holding company of NexCore Healthcare and NexCore Real Estate after the completion of the Reorganization. In March 2013, HoldCo filed a Registration Statement on Form S-4 (the “Registration Statement”) to register the securities to be issued in connection with the next step of the Reorganization which involves the issuance of HoldCo Common Units (the “HoldCo Units”) in exchange for the contribution to HoldCo of (i) of the shares of common stock (the “NexCore Stock”) held by the stockholders of NexCore Healthcare and (ii) the Companion Units held by the members of NexCore Real Estate.

In connection with the Reorganization, we expect the holders of approximately 98% of the outstanding shares of NexCore Stock (the “Participating Holders”) to agree to contribute all of their shares of NexCore Stock and their Companion Units to HoldCo in exchange for HoldCo Units on the basis set forth in a contribution agreement by and among HoldCo, certain stockholders of NexCore Healthcare and certain members of NexCore Real Estate (the “Contribution Agreement”). The Companion Units are subject to a “drag-along” provision under the Operating Agreement of NexCore Real Estate (the “Subsidiary Operating Agreement”), which provides that if the members of NexCore Real Estate who own more than 70% of the Companion Units approve certain transactions, including the transactions contemplated in the Reorganization, then such members may require all of the other members of NexCore Real Estate to also contribute their Companion Units for the same consideration per Companion Unit and on the same terms and conditions applicable to the Participating Holders. The Participating Holders collectively own more than 70% of the Companion Units and we expect them to exercise their right to require all of the other members of NexCore Real Estate to also contribute their Companion Units on the terms and conditions set forth in the Contribution Agreement. We use the term “Securities Exchange” to refer to the contributions pursuant to the drag-along provisions described above and pursuant to the contribution Agreement.

After the closing of the Securities Exchange, the HoldCo Board intends to complete the Reorganization by effecting a merger of HoldCo Merger Sub LLC, a to-be-formed wholly-owned subsidiary of HoldCo (the “Merger Sub”), with and into NexCore Healthcare with NexCore Healthcare remaining as the surviving entity (the “Merger”). As a result of the Merger, NexCore Healthcare will become a 100% owned subsidiary of HoldCo and the former stockholders of NexCore Healthcare will receive the same consideration in the Merger they would have received if they had contributed their shares pursuant to the Contribution Agreement.

The Reorganization is currently expected to be completed sometime during the second quarter of fiscal 2013.

Investments in Unconsolidated Affiliates	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Equity Method Investments and Joint Ventures [Abstract]
Investments in Unconsolidated Affiliates

NOTE 4. INVESTMENTS IN UNCONSOLIDATED AFFILIATES

Venture I

During September 2010, we entered into a joint venture agreement with an institutional equity partner to develop various healthcare related real estate projects. We own an interest in the limited liability company through which the joint venture is being conducted (“Venture I”), which was determined to be a VIE. We are the managing member in Venture I, but our rights as managing member are subject to the rights of the institutional partner. We determined that we were not the primary beneficiary as we do not have the ability to control those activities that most significantly impact the affiliate’s economic performance, and therefore, we account for this investment under the equity method.

As of March 31, 2013, Venture I had no projects under development and owned three completed development projects. Our investment balance in Venture I of $2,449,570 and $2,862,878 as of March 31, 2013 and December 31, 2012, respectively, represents cash we contributed to Venture I to fund our portion of these development projects, adjusted by our share of results of operations and cash distributions. Our portion of the earnings and losses from Venture I are reflected in “Equity in earnings of unconsolidated affiliates” in our Condensed Consolidated Statements of Operations. Additionally, the subsidiaries of Venture I refinanced their construction loans with longer-term debt and contemporaneously entered into interest rate swaps that qualified for hedge accounting as cash flow hedges. Our portion of earnings or losses and comprehensive income or loss recognized represents our share of operating returns after preferred return requirements are fulfilled.

The following table provides unaudited selected financial information for our unconsolidated affiliate as of March 31, 2013 and December 31, 2012, and for the three months ended March 31, 2013 and 2012, respectively.

Balance Sheets	As of March 31, 2013	As of December 31, 2012
Real estate, net of accumulated depreciation	$63,767,823	$64,110,432
Construction in progress	32,610	193,914
Total assets	68,119,405	69,248,426
Debt	55,621,834	54,832,478
Total liabilities	56,351,256	58,073,332
Partner’s capital	8,975,991	9,962,251
Accumulated other comprehensive loss	496,143	571,313
Retained earnings	2,296,015	1,784,156

	For the Three Months Ended March 31,
Statements of Operations and Comprehensive Income	2013	2012
Rental revenue	$2,367,668	$1,247,746
Operating expenses	689,751	339,225
Depreciation expense	693,318	249,170
Interest expense	472,740	156,562
Net income	511,859	502,789
Fair value adjustment of cash flow hedge	75,170	—
Comprehensive income	587,029	502,789

Venture II

During the fourth quarter of 2012, we entered into joint venture agreements with an institutional equity partner related to seven properties. Pursuant to these venture agreements, we contributed $1,114,300 for a 1% equity interest which is accounted for on a cost basis. We received an additional capital contribution of $238,760 from an unrelated third-party related to their investment in one of the properties, which is reflected as a noncontrolling interest. During the three months ended March 31, 2013, we contributed an additional $760 to this joint venture.

NOTE 4. INVESTMENTS IN UNCONSOLIDATED AFFILIATES

Venture I

During September 2010, we entered into a joint venture agreement with an institutional equity partner to develop various healthcare related real estate projects. We own an interest in the limited liability company through which the joint venture is being conducted (“Venture I”), which was determined to be a VIE. We are the managing member in Venture I, but our rights as managing member are subject to the rights of the institutional partner. We determined that we were not the primary beneficiary as we do not have the ability to control those activities that most significantly impact the affiliate’s economic performance, and therefore, we account for this investment under the equity method.

As of December 31, 2012, Venture I had no projects under development and owned three completed development projects. Our investment balance in Venture I of $2,862,878 and $4,514,579 as of December 31, 2012 and 2011, respectively, represents cash we contributed to Venture I to fund our portion of these development projects, adjusted by our share of results of operations and cash distributions. All development projects were operating as of December 31, 2012. Our portion of the earnings and losses from Venture I are reflected in “Equity in earnings of unconsolidated affiliates” in our Consolidated Statements of Operations. Additionally during the year ended December 31, 2012, the subsidiaries of Venture I refinanced their construction loans with longer-term debt and contemporaneously entered into interest rate swaps that qualified for hedge accounting as cash flow hedges. Our portion of earnings or losses and comprehensive income or loss recognized represents our share of operating returns after preferred return requirements are fulfilled.

The following table provides unaudited selected financial information for our unconsolidated affiliate as of December 31, 2012 and 2011, and for the years ended December 31, 2012 and 2011, respectively.

Balance Sheets	As of December 31, 2012	As of December 31, 2011
Real estate, net of accumulated depreciation	$64,110,432	$28,895,100
Construction in progress	193,914	7,433,859
Total assets	69,248,426	37,631,562
Debt	54,832,478	11,961,097
Total liabilities	58,073,332	13,371,217
Partner’s capital	9,962,251	24,107,320
Accumulated other comprehensive loss	571,313	—
Retained earnings	1,784,156	153,025

	For the Years Ended December 31,
Statements of Operations and Comprehensive Income	2012	2011
Rental revenues	$6,076,912	$617,949
Operating expenses	1,624,755	391,069
Depreciation expense	1,722,171	73,855
Interest expense	1,098,855	—
Net income	1,631,131	153,025
Fair value adjustment of cash flow hedge	(571,313)	—
Comprehensive income	1,059,818	153,025

Venture II

During the fourth quarter of 2012, we entered into joint venture agreements with an institutional equity partner related to seven properties that were recapitalized by our equity partner. Pursuant to this venture agreement, we contributed $1,114,300 for a 1% equity interest which will be accounted for on a cost basis. We received an additional capital contribution of $238,760 from an unrelated third-party related to their investment in one of the properties, which is reflected as a noncontrolling interest.

Property and Equipment	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property and Equipment

NOTE 5.  PROPERTY AND EQUIPMENT

Our property and equipment consists mainly of computer equipment, leasehold improvements and office equipment. Property and equipment is depreciated on a straight-line basis based on the useful life of the asset. Depreciation and amortization expense for the year ended December 31, 2012 and 2011 was $169,182 and $116,218, respectively.

	As of December 31,
	2012	2011
Computer equipment and software	$322,428	$293,196
Leasehold improvements	433,497	427,088
Medical office equipment	29,186	30,181
Vehicles	23,342	23,342
Office furniture and equipment	255,611	255,062
Total property and equipment	1,064,064	1,028,869
Accumulated depreciation and amortization	(592,508)	(443,694)
Total property and equipment, net	$471,556	$585,175

Other Liabilities	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Payables and Accruals [Abstract]
Other Liabilities

NOTE 5. OTHER LIABILITIES

ACCRUED LIABILITIES	As of March 31, 2013	As of December 31, 2012
Accrued vacation	$24,865	$42,177
Accrued sick time	71,250	76,900
Accrued incentive bonus and other	166,933	245,873
Accrued taxes payable	23,000	195,095
Accrued liabilities	$286,048	$560,045

Compensated employee absences are recorded in accordance with ASC Topic 710. Per our employment policy, unused and vested vacation hours are paid out to employees upon termination, either voluntary or involuntary. Unused and vested sick hours are carried over to subsequent years, however are not paid out upon termination.

	As of March 31, 2013	As of December 31, 2012
DEFERRED RENT AND OTHER LIABILITES
Deferred rent	$358,934	$371,156
Other	16,365	17,865
Deferred rent and other liabilities	$375,299	$389,021

NOTE 6. OTHER LIABILITIES

	As of December 31,
ACCRUED LIABILITIES	2012	2011
Accrued vacation	$42,177	$18,913
Accrued sick time	76,900	98,919
Accrued incentive bonus and other	245,873	1,258,921
Accrued taxes payable	195,095	—
Accrued liabilities	$560,045	$1,376,753

Compensated employee absences are recorded in accordance with ASC Topic 710. Per our employment policy, unused and vested vacation hours are paid out to employees upon termination, either voluntary or involuntary. Unused and vested sick hours are carried over to subsequent years, however are not paid out upon termination.

	As of December 31,
	2012	2011
DEFERRED RENT AND OTHER LIABILITES
Deferred rent	$371,156	$325,508
Other	17,865	16,100
Deferred rent and other liabilities	$389,021	$341,608

Debt	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Debt

NOTE 7. DEBT

BOCO Line of Credit

NexCore Group LP, our consolidated subsidiary, had a revolving line of credit with BOCO which matured in July 2012. There was no outstanding balance on this line of credit as of December 31, 2011.

Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

NOTE 6. COMMITMENTS AND CONTINGENCIES

Leases

We lease our primary office space and also lease additional office space in two locations. Our primary office space lease started January 1, 2011 and expires December 31, 2017, and the two additional office space leases have terms of six months or less. In addition, we pay certain facility operating costs as a portion of rent expense. During the first quarter of 2011, we commenced improvements to the Denver office and completed these improvements during the second quarter of 2011. The landlord provided a $245,000 allowance for tenant improvements and a rent abatement that is recognized on a straight-line basis over the life of the lease.

Additionally, we entered into leases for medical office space at one of our managed properties that we sublease out to medical professionals who need temporary office space. These leases and subleases have terms of one year or less. For the three months ended March 31, 2013 and 2012, rent expense associated with these leases recorded in “Direct costs of revenue” on the Condensed Consolidated Statements of Operations was $18,973 and $13,636, respectively.

For the three months ended March 31, 2013 and 2012, the amount recorded as rent expense in “Selling, general and administrative” on the Condensed Consolidated Statements of Operations was $61,930 and $59,531, respectively. The difference between the amount paid and the amount expensed is recorded as a deferred amount in “Deferred rent and other liabilities” in the Condensed Consolidated Balance Sheets. As of March 31, 2013 and December 31, 2012, those amounts were $358,934 and $371,156, respectively.

Future minimum lease payments under these operating leases are as follows:

Year:	Amount
Remainder of 2013	$256,259
2014	271,553
2015	277,587
2016	289,656
2017	301,725
Remaining	—
Total minimum lease payments	$1,396,780

Contingent Consideration

Pursuant to the terms of a reverse merger with CapTerra Financial Group, Inc. completed in September 2010 (the “Acquisition”), we are required to have a specified amount of net operating loss carryforwards (“NOLs”) that are not subject to limitation or restriction under Section 382(a) of the Internal Revenue Code for state and Federal income tax purposes which will be available for use through January 1, 2014. If the NOLs become subject to limitation under Section 382(a), we will be required to issue up to an additional 8,000,000 shares of Common Stock (the “NOL Shares”) to the seller. If required, the NOL Shares will be issued to each former NexCore Group LP partner in proportion to the amount of shares such partner received pursuant to the reverse merger. The determination of our NOLs will be based on our Federal income tax return for the year ending December 31, 2013. As of March 31, 2013, we do not consider the issuance of the NOL Shares to be probable. As such, we did not record any contingent consideration for possible issuance of these shares as of March 31, 2013 or December 31, 2012.

Redemption of Noncontrolling Interests

Commencing on November 1, 2013, we have the right to redeem the 10% interest in our operating limited partnership held by NexCore Partners Inc. The redemption price will be (i) the fair market value of the Company at the redemption date less the fair market value of any capital stock issued by us after September 29, 2010 divided by (ii) 0.9 multiplied by (iii) 0.1. The redemption price is payable either in shares of Common Stock or cash at our discretion. If we do not exercise this redemption right by November 1, 2014, then NexCore Partners Inc. has the right to require us to redeem this interest at the same price.

NOTE 8. COMMITMENTS AND CONTINGENCIES

Guaranties

We executed project completion guaranties with U.S. Bancorp (“US Bank”) and Wells Fargo Bank, N.A. (“Wells Fargo”) on behalf of subsidiaries owned by our unconsolidated affiliate, Venture I, in connection with construction loans for three development projects during 2010 and 2011. The guaranty agreements unconditionally guaranteed the banks that the projects would be completed, all costs would be paid, and that each property would be free and clear of all liens prior to the release of its specific guaranty. As of December 31, 2012, the three projects were completed and the associated guaranties were released.

Leases

We lease our primary office space and also lease additional office space in two locations. Our primary office space lease started January 1, 2011 and expires December 31, 2017, and the two additional office space leases have terms of six months or less. In addition, we pay certain facility operating costs as a portion of rent expense. During the first quarter of 2011, we commenced improvements to the Denver office and completed these improvements during the second quarter of 2011. The landlord provided a $245,000 allowance for tenant improvements and a rent abatement that is recognized on a straight-line basis over the life of the lease.

For the years ended December 31, 2012 and 2011, the amount recorded as rent expense in “Selling, general and administrative” on the Consolidated Statements of Operations was $242,475 and $259,454, respectively. The difference between the amount paid and the amount expensed is recorded as a deferred amount in “Deferred rent and other liabilities” in the Consolidated Balance Sheets. As of December 31, 2012 and December 31, 2011, those amounts were $371,156 and $325,508, respectively.

Future minimum lease payments under these operating leases are as follows:

Year:	Amount
2013	$271,952
2014	271,553
2015	277,587
2016	289,656
2017	301,725
Remaining	—
Total minimum lease payments	$1,412,473

Contingent Consideration

Pursuant to the Acquisition, we are required to have a specified amount of net operating loss carryforwards (“NOLs”) that are not subject to limitation or restriction under Section 382(a) of the Internal Revenue Code for state and Federal income tax purposes which will be available for use during the period from the date of the Acquisition through January 1, 2014. If the NOLs become subject to limitation under Section 382(a) we will be required to issue up to an additional 8,000,000 shares of Common Stock (the “NOL Shares”) to the seller. If required, the NOL Shares will be issued to each former NexCore Group LP partner in proportion to the amount of shares such partner received pursuant to the Acquisition. The determination of our NOLs will be based on our Federal income tax return for the year ending December 31, 2013. As of December 31, 2012, we do not consider the issuance of the NOL Shares to be probable. As such, we did not record any contingent consideration for possible issuance of these shares as of December 31, 2012 or December 31, 2011.

Stockholders Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Equity [Abstract]
Stockholders Equity

NOTE 7. STOCKHOLDERS’ EQUITY

Common Stock

As of March 31, 2013, we had 200,000,000 shares of Common Stock authorized, of which 50,737,504 and 49,895,841 shares were outstanding as of March 31, 2013 and December 31, 2012, respectively. During the three months ended March 31, 2013, we issued 854,997 shares of Common Stock related to the exercise of options to purchase our Common Stock for proceeds of $136,799. Additionally, 13,334 shares of unvested restricted stock were forfeited. See Note 8 for additional information.

As of March 31, 2013, 49,910,444 shares of Common Stock were subject to various trading restrictions implemented in connection with the Acquisition. These trading restrictions prohibited any sales or other dispositions of shares on or before September 29, 2012. Thereafter, these trading restrictions permit sales of shares in limited amounts, provided that no such sale may be made at a price less than $2.00 per share (subject to equitable adjustment for any stock dividend, stock split, combination or other applicable recapitalization event) unless otherwise unanimously agreed to by our stockholders who are subject to the trading restrictions. All of these trading restrictions expire on September 29, 2014.

Additionally, our board of directors has the authority to authorize the issuance of up to 5,000,000 shares of preferred stock of any class or series. The rights and terms of such preferred stock will be determined by our board of directors. No shares of preferred stock were outstanding as of March 31, 2013 and December 31, 2012, respectively.

Dividend

We do not have a history of paying regular dividends on our Common Stock. We declared and paid a special dividend of $0.01 per share on February 18, 2013 to stockholders of record on February 4, 2013.

Reorganization

On November 15, 2012, our board of directors determined it to be in the best interests of the our stockholders to restructure the Company to create a more flexible and efficient corporate organizational structure intended to provide us with better access to capital, greater tax efficiency and to allow a more focused approach to managing the operations between two primary operating subsidiaries. The first step of the reorganization was completed in December 2012 when we formed NexCore Real Estate as a 90% owned subsidiary of ours, and the real estate interests then held by us were contributed to NexCore Real Estate in exchange for 90% of the Class A Units and 90% of the Class B Units of NexCore Real Estate. Shortly thereafter, the Class B Units of NexCore Real Estate held by us were distributed pro rata to all of the then existing stockholders of ours. See Note 3 for more information about our reorganization.

Class A Units

The Class A Units represent a preferred interest in NexCore Real Estate. The members holding Class A Units are entitled to a preferred return equal to 14% of the fair value of the contributed real estate allocated to the Class A Units at the date of contribution. The Class A members have an interest in 2% of the future profits and losses of NexCore Real Estate after the payment of their preferred return. Each holder of a Class A Unit is entitled to one vote on all matters to which members are entitled to vote.

Class B Units

The Class B Units represent an interest in 98% of the future profits and losses of NexCore Real Estate after the payment of the preferred return payable to the Class A members as described above. Holders of Class B Units have no material voting rights in NexCore Real Estate. The Class B Units do not have preemptive rights. All Class B Units are subject to drag-along rights that provide that if 70% or more of the Class B members approve a merger, sale or certain other business combinations, all remaining Class B members must tender or contribute their Class B Units or otherwise agree to the transaction.

NOTE 9. STOCKHOLDERS’ EQUITY

Common Stock

As of December 31, 2012, we had 200,000,000 shares of Common Stock authorized, of which 49,895,841 and 49,455,841 shares were outstanding as of December 31, 2012 and 2011, respectively. As of December 31, 2012, 49,068,781 shares of Common Stock were subject to various trading restrictions implemented in connection with the Acquisition. These trading restrictions prohibited any sales or other dispositions of shares on or before September 29, 2012. Thereafter these trading restrictions permit sales of shares in limited amounts, provided that no such sale may be made at a price less than $2.00 per share (subject to equitable adjustment for any stock dividend, stock split, combination or other applicable recapitalization event) unless otherwise unanimously agreed to by our stockholders who are subject to the trading restrictions. All of these trading restrictions expire on September 29, 2014.

During the year ended December 31, 2012, we issued 440,000 shares of Common Stock to certain officers and employees of the Company. These shares are subject to certain trading restrictions, as discussed above.

Additionally, our board of directors has the authority to authorize the issuance of up to 5,000,000 shares of preferred stock of any class or series. The rights and terms of such preferred stock will be determined by our board of directors. No shares of preferred stock were outstanding as of December 31, 2012 and 2011, respectively.

Restructuring

On November 15, 2012, our board of directors determined it to be in the best interests of the our stockholders to restructure the Company to create a more flexible and efficient corporate organizational structure intended to provide us with better access to capital, greater tax efficiency and to allow a more focused approach to managing the operations between two primary operating subsidiaries. The first step of the reorganization was completed in December 2012 when we formed NexCore Real Estate LLC as a 90% owned subsidiary of ours, and the real estate interests then held by us were contributed to NexCore Real Estate LLC in exchange for 90% of the Class A Units and 90% of the Class B Units of NexCore Real Estate LLC. Shortly thereafter, the Class B Units of NexCore Real Estate LLC held by us were distributed pro rata to all of the then existing stockholders of ours. See Note 14 for more information about our reorganization.

Class A Units

The Class A Units represent a preferred interest in NexCore Real Estate LLC. The Class A Unitholders are entitled to a preferred return equal to 14% of the fair value of the contributed real estate at the date of contribution. The Class A Unitholders has an interest in 2% of the future profits and earnings of NexCore Real Estate LLC after the payment of their preferred return. Each holder of a Class A Unit is entitled to one vote on all matters to which Unitholders are entitled to vote.

Class B Units

The Class B Units represent an interest in 98% of the future profits and earnings of NexCore Real Estate LLC after the payment of the preferred return payable to the Class A Unitholders as described above. Holders of Class B Units have no voting rights in NexCore Real Estate LLC. The Class B Units do not have preemptive rights. All Class B Units are subject to drag-along provisions rights that will provide that if 70% or more of the Class B Unitholders approve a merger, sale or certain other business combinations, all remaining Class B Unitholders must tender or contribute their Units or otherwise agree to the transaction.

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income Taxes

NOTE 10. INCOME TAXES

Income Taxes

Deferred income taxes are provided for under the asset and liability method. Under this method, deferred tax assets, including those related to tax loss carry forwards and credits, and liabilities are determined based on the differences between the financial statement and tax bases of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. A valuation allowance is recorded to reduce deferred tax assets when it is more likely than not that the net deferred tax asset will not be realized.

The sources of income before income taxes were as follows:

	For the Years Ended December 31,
	2012	2011
United States	$3,874,876	$1,001,605
Foreign	—	—
Income before income taxes	$3,874,876	$1,001,605

Income tax expense attributable to income before income taxes consists of:

	For the Years Ended December 31,
	2012	2011
Current:
Federal	$62,000	$—
State	133,095	—
Total	195,095	—

Deferred:
Federal	—	—
State	—	—
Total	—	—
Income tax expense	$195,095	$—

Income tax expense attributable to income before income taxes differed from the amounts computed by applying the United States Federal income tax rate of 34% to income before income taxes as a result of the following:

	As of December 31,
	2012	2011
Computed expected tax expense	$1,317,458	$340,546
Increase (reduction) in income taxes resulting from:
State and local income taxes, net of federal impact	193,744	44,431
Noncontrolling interest	(158,904)	(38,418)
Non-deductibles and other	3,837	—
Alternative minimum tax	62,000	—
Basis adjustment	—	885,036
State rate change	—	252,474
Change in valuation allowance	(1,223,040)	(1,484,069)
Income tax expense	$195,095	$—

Deferred Tax Assets

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets as of December 31, 2012 and 2011 are as follows:

	As of December 31,
	2012	2011
Impairment of asset	$—	$—
Net operating loss and carryforwards	9,389,000	10,444,529
Alternative minimum tax	62,000	—
Equity-based compensation expense	284,000	207,000
Deferred rent	—	—
Accrued compensation	—	—
Total deferred tax assets	9,735,000	10,651,529

Origination fee income	—	—
Partnership basis differences	(1,030,000)	(781,947)
Fixed assets	—	—
Other	—	—
Total deferred tax liabilities	(1,030,000)	(781,947)
Net deferred tax asset before valuation allowance	8,705,000	9,869,582
Valuation allowance	(8,705,000)	(9,869,582)
Total net deferred tax assets	$—	$—

As of December 31, 2012 and 2011, the Company has a valuation allowance of approximately $8.7 million and $ 9.9 million, respectively, since it cannot conclude that it is more likely than not that the deferred tax assets will be fully realized on future income tax returns. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers past history, the scheduled reversal of deferred tax liabilities, available taxes in carryback periods, projected future taxable income projections and tax planning strategies in making this assessment. The Company will continue to evaluate whether the valuation allowance is needed in future reporting periods. During the year ended December 31, 2012 the valuation allowance decreased by $1.2 million.

As of December 31, 2012 and 2011, the Company has net operating loss carryforwards in the United States for Federal income tax purposes of approximately $24.3 million and 27.4 million, respectively. The net operating losses may be subject to limitation under provisions of the Internal Revenue Code. The net operating losses will expire in varying amounts from 2026 to 2032.

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes.

The Company did not have any unrecognized tax benefits as of the years ended December 31, 2012 or 2011.

The Company classifies penalty and interest expense related to income tax liabilities as an income tax expense. There are no significant interest and penalties recognized in the Consolidated Statement of Operations or accrued on the Consolidated Balance Sheet.

The primary jurisdictions in which the Company files tax returns are the United States and Colorado. With limited exception, the Company is no longer subject to United States Federal examinations for years before 2009 and Colorado state examinations for years before 2008.

Equity-Based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Equity-Based Compensation

NOTE 8. EQUITY-BASED COMPENSATION

Stock Options

We may grant options to purchase shares of Common Stock to certain employees and directors pursuant to our Amended and Restated 2008 Equity Compensation Plan. During the three months ended March 31, 2013, we did not issue any stock options and 854,997 stock options were exercised with a weighted-average exercise price of $0.16 and 171,667 stock options were forfeited with a weighted-average exercise price of $0.16. During the three months ended March 31, 2012, we canceled 750,000 options and granted 1,278,000 options at an exercise price of $0.16 per share vesting over approximately three years, with a fair value of $0.01 per share. As part of the 1,278,000 options granted, the 750,000 options that were canceled were reissued. This was accounted for as a modification of terms and a modification penalty of $3,198 was added to the total equity-based compensation expense to be amortized. All options issued were valued using the Black-Scholes option pricing model. The table below sets forth the assumptions used in valuing such options.

For the Three Months Ended March 31, 2012
Expected term of options	5.5 years
Expected volatility-range used	54.74%
Expected volatility-weighted average	54.74%
Risk-free interest rate-range used	1.24%-1.37%

Equity-based compensation expense related to options granted under the Plans is amortized on a straight-line basis over the service period during which the right to exercise such options fully vests. For the three months ended March 31, 2013 and 2012, our equity-based compensation expense related to options was $28,119 and $33,780, respectively, which was included in “Selling, general and administrative” in our Condensed Consolidated Statements of Operations. As of March 31, 2013, $100,977 of such expense remained unrecognized which reflects the unamortized portion of the value of such options issued.

Restricted Stock

During the three months ended March 31, 2013, we did not issue any shares of restricted stock and 13,334 shares of unvested restricted stock were forfeited. As of March 31, 2013, of the 426,666 shares of restricted stock outstanding, 280,000 shares were unvested. Our shares of restricted stock, vested or unvested, have all of the rights of a stockholder and are subject to certain lock-up provisions. These shares were granted pursuant to our Incentive Compensation Guidelines, which were adopted during the year ended December 31, 2012. No shares of restricted stock were issued during the three months ended March 31, 2012.

For the three months ended March 31, 2013, equity-based compensation expense related to the restricted stock was $13,825, which was included in “Selling, general and administrative” in our Condensed Consolidated Statements of Operations. As of March 31, 2013, $94,317 of equity-based compensation expense remained unrecognized which reflects the unamortized portion of the value of such restricted stock issued.

Equity Participation LLC

In recognition of past, current and future services performed on behalf of the Company and its subsidiaries, our board of directors approved the creation of Equity Participation LLC, a limited liability company owned by various officers and employees of ours, which holds a 16.2% interest in any future profits, to the extent there are any remaining profits available after required distributions are made, that may be realized from the appreciation of existing and future real estate assets owned by our consolidated subsidiary, NexCore Development LLC. Participating officers and employees will be entitled to pre-determined profit interests on a project-by-project basis as determined by our Chief Executive Officer and our board of directors and subject to forfeiture if an employee voluntarily resigns (other than if due to retirement) or is terminated by us for cause. We determined that this award did not have any grant-date value based upon a probability-weighted valuation model. Additionally, commencing with the grant date, Equity Participation LLC has a 1% interest in the operations of NexCore Development LLC, a consolidated subsidiary, which is reflected as “Noncontrolling Interests” in our Condensed Consolidated Financial Statements.

For any future profit received by Equity Participation LLC from our existing three development projects, which are owned through a joint venture structure, 35.0% of such profits interests is held by our Chief Executive Officer, 31.7% is held by our Chief Investment Officer, 16.7% is held by our Chief Operating Officer, and 1.0% to 2.5%, dependent upon the specific project, is held by our Chief Financial Officer. The remaining portion of any such future profits interests is owned by other employees of ours.

NOTE 11. EQUITY-BASED COMPENSATION

Stock Options

We may grant stock options to certain employees and directors pursuant to our Amended and Restated 2008 Equity Compensation Plan. During the year ended December 31, 2012, we canceled 750,000 options and granted 1,278,000 options at an exercise price of $0.16 per share vesting over approximately three years, with a fair value of $0.01 per share. As part of the 1,278,000 options granted, the 750,000 options that were canceled were reissued. This was accounted for as a modification of terms and a modification penalty of $3,198 was added to the total equity-based compensation expense to be amortized. All options issued were valued using the Black-Scholes option pricing model. The table below sets forth the assumptions used in valuing such options.

	2012	2011
Expected term of options	5.5 years	5.5 years
Expected volatility-range used	54.74%	54.74%
Expected volatility-weighted average	54.74%	54.74%
Risk-free interest rate-range used	1.24%-1.37%	1.60%-2.79%

Equity-based compensation expense related to options granted under the Plans is amortized on a straight-line basis over the service period during which the right to exercise such options fully vests. For the years ended December 31, 2012 and 2011, our equity-based compensation expense related to options was $136,283 and $102,238, respectively, which was included in “Selling, general and administrative” in our Consolidated Statements of Operations. As of December 31, 2012, $197,208 of such expense remained unrecognized which reflects the unamortized portion of the value of such options issued. We expect to recognize such expense over a remaining weighted average period of 1.7 years.

Stock Options Summary Table

The following table describes the total options outstanding, granted, exercised, expired and forfeited as of and during the years ended December 31, 2012 and 2011, as well as the total options exercisable as of December 31, 2012. No options were exercised or expired during the years ended December 31, 2012 and 2011, respectively. Shares obtained from the exercise of our options are subject to various trading restrictions. During the year ended December 31, 2012, 21,000 options were forfeited.

	Options Pursuant to the Plan	Weighted Average Exercise Price Per Share	Weighted Average Fair Value of Options Granted During the Year	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Issued and outstanding as of December 31, 2010	2,427,079	$0.43
Granted	750,000	0.69	$0.35
Issued and outstanding as of December 31, 2011	3,177,079	0.49		5.5	$—
Granted	1,278,000	0.16	0.01
Cancelled	(750,000)	0.69
Forfeited	(21,000)	0.16
Issued and outstanding as of December 31, 2012	3,684,079	0.33		4.9	692,230
Exercisable as of December 31, 2012	2,135,412	0.46		4.2	318,300

Restricted Stock

During the year ended December 31, 2012, we issued 440,000 shares of Common Stock to certain officers and employees of the Company, of which one-third vested immediately and one-third will vest upon the first and second anniversaries of the grant date, respectively. These shares, vested or unvested, have all of the rights of a shareholder and are subject to certain lock-up provisions. These shares were granted pursuant to our Incentive Compensation Guidelines, which were adopted during the year ended December 31, 2012.

For the year ended December 31, 2012, equity-based compensation expense related to the restricted stock was $62,524, which was included in “Selling, general and administrative” in our Consolidated Statements of Operations. As of December 31, 2012, $113,476 of such expense remained unrecognized which reflects the unamortized portion of the value of such restricted stock issued. We expect to recognize such expense over a remaining weighted average period of 1.9 years.

Related Parties	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Related Party Transactions [Abstract]
Related Parties

NOTE 9. RELATED PARTIES

Revenue, Direct Costs of Revenue and Accounts Receivable

Our main sources of income are fees and commissions related to client consulting and advisory services, property development, management and leasing. Revenue, direct costs of revenue and receivables associated with transactions with properties where certain of our officers have, or we have, an ownership interest in, or can significantly influence decision-making on behalf of the property, are considered related-party transactions. The amounts and balances related to these transactions for the periods presented are as follows:

	For the Three Months Ended March 31,
Related party:	2013	2012
Revenue	$368,754	$673,551
Direct costs of revenue	149,539	108,645

Related party:	As of March 31, 2013	As of December 31, 2012
Accounts receivable	$593,115	$804,281

BOCO Investments, LLC

BOCO Investments, LLC (“BOCO”), a private investment company, has provided various financial services to us. Brian L. Klemsz, who serves on our Board of Directors, is the Chief Investment Officer of BOCO.

NexCore Group LP, our consolidated subsidiary, has a contract with WestMountain Asset Management, Inc. (“WMAM”), a marketing and media consulting and asset management firm, under which WMAM provides marketing consulting services to us for approximately $6,000 per month. Mr. Brian Klemsz, one of our Directors, serves as Treasurer and Director for WMAM. During the three months ended March 31, 2013 and 2012, we paid WMAM $18,000 and $0, respectively. As of March 31, 2013 and December 31, 2012, there were no amounts due to WMAM.

NexCore Partners Inc.

As of March 31, 2013 and 2012, we owned 90% of the consolidated partnership, NexCore Group LP. Additionally, as of March 31, 2013, we owned 90% of the consolidated entity, NexCore Real Estate LLC. NexCore Partners Inc. owned the remaining 10% of each entity, which was classified as permanent equity in accordance with GAAP and was reflected as “Noncontrolling interests” in our Condensed Consolidated Balance Sheets. NexCore Partners Inc. is wholly owned by Gregory C. Venn, Peter K. Kloepfer and Robert D. Gross, our Chief Executive Officer, Chief Investment Officer and Chief Operating Officer, respectively.

NOTE 12. RELATED PARTIES

Revenue, Direct Costs of Revenue and Accounts Receivable

Our main sources of income are fees and commissions related to client consulting and advisory services, property development, management and leasing. Revenue, direct costs of revenue and receivables associated with transactions with properties where certain of our officers have, or we have, an ownership interest in, or can significantly influence decision-making on behalf of the property, are considered related-party transactions. The amounts and balances related to these transactions for the periods presented are as follows:

	For the Year Ended December 31,
Related party:	2012	2011
Revenue	$11,000,706	$8,342,278
Direct costs of revenue	511,692	443,715

	As of December 31,
Related party:	2012	2011
Accounts receivable	$804,281	$3,355,171

BOCO Investments, LLC

BOCO, a private investment company, provided financing to our predecessor company, CapTerra, and continues to provide various financial services to us. Brian L. Klemsz, who serves on our Board of Directors, is the Chief Investment Officer of BOCO.

NexCore Group LP, our consolidated subsidiary, had a revolving line of credit with BOCO which matured in July 2012. There was no outstanding balance on this line of credit as of December 31, 2011.

NexCore Group LP has a contract with WestMountain Asset Management, Inc., whereby they provide marketing consulting services to us for approximately $6,000 per month. During the years ended December 31, 2012 and 2011, we paid $73,500 and $6,072, respectively. As of December 31, 2012, there was no amounts due to them and as of December 31, 2011, $6,000 was payable to them.

Transfer of Assets

As discussed in Note 3, on March 25, 2011, we transferred our interests in nine subsidiaries holding non-medical real estate assets to CDA, a subsidiary of BOCO, in exchange for CDA assuming our related party debt with BOCO and GDBA, and the credit facility with First Citizens Bank. The related party debt that was assumed by CDA was no longer an obligation of ours as of March 25, 2011.

Guaranties

We executed project completion guaranties with US Bank and Wells Fargo on behalf of subsidiaries owned by our unconsolidated affiliate, Venture I, in connection with construction loans for three development projects during 2010 and 2011. The guaranty agreements unconditionally guaranteed the banks that the projects would be completed, all costs would be paid, and that each property would be free and clear of all liens prior to the release of its specific guaranty. Additionally, an entity owned by related parties executed limited payment guaranties with US Bank and Wells Fargo related to those construction loans and the completion guaranties for which it received fees upon completion of the projects. Gregory C. Venn, Peter K. Kloepfer and Robert D. Gross (our Chief Executive Officer, Chief Investment Officer and Chief Operating Officer, respectively) agreed, subject to certain limitations, to indemnify the related party entity if it had been required to make payment under these limited payment guaranties. As of December 31, 2012, the three projects were completed and the associated guaranties were released.

NexCore Partners Inc.

As of December 31, 2012 and 2011, respectively, we owned 90% of the consolidated partnership, NexCore Group LP. Additionally, as of December 31, 2012, we owned 90% of the consolidated entity, NexCore Real Estate LLC. NexCore Partners Inc. owned the remaining 10%, which was classified as permanent equity in accordance with GAAP and was reflected as “Noncontrolling interests” in our Consolidated Balance Sheets. NexCore Partners Inc. is wholly owned by Gregory C. Venn, Peter K. Kloepfer and Robert D. Gross, our Chief Executive Officer, Chief Investment Officer and Chief Operating Officer, respectively.

Concentrations	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Risks and Uncertainties [Abstract]
Concentrations

NOTE 10. CONCENTRATIONS

Our leasing and property management revenue for the three months ended March 31, 2013 and 2012 was primarily generated through transactions with two institutional partners who own, directly or through affiliates, a majority of the controlling interests of all but three of our managed healthcare properties. As of March 31, 2013, we managed 23 healthcare properties. Additionally, the properties developed by Venture I accounted for $255,577, or 24%, of our total revenue for the three months ended March 31, 2013, and $429,589, or 34%, of our total revenue for the three months ended March 31, 2012. As of March 31, 2013, the balance of accounts receivable from projects associated with Venture I was $438,238, or 35%, of our total accounts receivable balance. As of December 31, 2012, the balance of accounts receivable from projects associated with Venture I was $704,548, or 54%, of our total accounts receivable balance.

NOTE 13. CONCENTRATIONS

Our leasing and property management revenue for the years ended December 31, 2012 and 2011, respectively, was primarily generated through transactions with two institutional partners who own, directly or through affiliates, a majority of the controlling interests of all but three of our managed healthcare properties. As of December 31, 2012, we managed 23 healthcare properties. Additionally, the development projects with Venture I accounted for $5,570,391, or 40%, of our total revenue for the year ended December 31, 2012, and $7,150,789, or 68%, of our total revenue for the year ended December 31, 2011. As of December 31, 2012, the balance of accounts receivable from projects associated with Venture I was $704,548, or 54%, of our total accounts receivable balance. As of December 31, 2011, the balance of accounts receivable from projects associated with Venture I was $3,258,336, or 92%, of our total accounts receivable balance.

Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events

NOTE 11. SUBSEQUENT EVENTS

GAAP requires an entity to disclose events that occur after the balance sheet date but before financial statements are issued or are available to be issued (“subsequent events”) as well as the date through which an entity has evaluated subsequent events. There are two types of subsequent events. The first type consists of events or transactions that provide additional evidence about conditions that existed at the date of the balance sheet, including the estimates inherent in the process of preparing financial statements (“recognized subsequent events”). The second type consists of events that provide evidence about conditions that did not exist at the date of the balance sheet but arose subsequent to that date (“nonrecognized subsequent events”).

There were no subsequent events required to be disclosed for this Form 10-Q.

NOTE 14. SUBSEQUENT EVENTS

GAAP requires an entity to disclose events that occur after the balance sheet date but before financial statements are issued or are available to be issued (“subsequent events”) as well as the date through which an entity has evaluated subsequent events. There are two types of subsequent events. The first type consists of events or transactions that provide additional evidence about conditions that existed at the date of the balance sheet, including the estimates inherent in the process of preparing financial statements (“recognized subsequent events”). The second type consists of events that provide evidence about conditions that did not exist at the date of the balance sheet but arose subsequent to that date (“nonrecognized subsequent events”).

Dividend

On February 18, 2013, we paid a special dividend of $0.01 per share to stockholders of record as of the close of business on February 4, 2013.

Reorganization

On November 15, 2012, our board of directors determined it to be in the best interests of our stockholders to restructure the Company to create a more flexible and efficient corporate organizational structure intended to provide us with better access to capital, greater tax efficiency and to allow a more focused approach to managing our operations through two primary operating subsidiaries (the “Reorganization”). The first step of the Reorganization was completed in December 2012 when we formed NexCore Real Estate LLC, a Delaware limited liability company (“NexCore Real Estate”), as a 90% owned subsidiary of NexCore Healthcare. In forming NexCore Real Estate, the real estate interests held by NexCore Healthcare were contributed to NexCore Real Estate in exchange for 90% of the Class A Units and 90% of the Class B Units of NexCore Real Estate. Shortly thereafter, the Class B Units of NexCore Real Estate (the “Companion Units”) that had been issued to NexCore Healthcare were distributed pro rata to all of the then existing stockholders of NexCore Healthcare.

NexCore Companies LLC (“HoldCo”) is a newly-formed Delaware limited liability company that is intended to serve as the parent holding company of NexCore Healthcare and NexCore Real Estate after the completion of the Reorganization. In March 2013, HoldCo filed a Registration Statement on Form S-4 (the “Registration Statement”) to register the securities to be issued in connection with the next step of the Reorganization which involves the issuance of HoldCo Common Units (the “HoldCo Units”) in exchange for the contribution to HoldCo of (i) of the shares of common stock (the “NexCore Stock”) held by the stockholders of NexCore Healthcare Capital Corp and (ii) the Companion Units held by the members of NexCore Real Estate.

In connection with the Reorganization, we expect the holders of approximately 98% of the outstanding shares of NexCore Stock (the “Participating Holders”) to agree to contribute all of their shares of NexCore Stock and their Companion Units to HoldCo in exchange for HoldCo Units on the basis set forth in the Contribution Agreement by and among HoldCo, certain stockholders of NexCore Healthcare and certain members of NexCore Real Estate (the “Contribution Agreement”). The Companion Units are subject to a “drag-along” provision under the Operating Agreement of NexCore Real Estate (the “Subsidiary Operating Agreement”), which provides that if the members of NexCore Real Estate who own more than 70% of the Companion Units approve certain transactions, including the transactions contemplated in the Reorganization, then such members may require all of the other members of NexCore Real Estate to also contribute their Companion Units for the same consideration per Companion Unit and on the same terms and conditions applicable to the Participating Holders. The Participating Holders collectively own more than 70% of the Companion Units and we expect them to exercise their right to require all of the other members of NexCore Real Estate to also contribute their Companion Units on the terms and conditions set forth in the Contribution Agreement.

The Reorganization is currently expected to be completed sometime during the second quarter of fiscal 2013.

Summary of Significant Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Interim Financial Information and Reclassifications

Interim Financial Information and Reclassifications

The accompanying unaudited Condensed Consolidated Financial Statements have been prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”) and with the instructions to Form 10-Q and Article 10 of Regulation S-X for interim financial information. Accordingly, these statements do not include all of the information and notes required by GAAP for complete financial statements. In the opinion of management, the accompanying unaudited Condensed Consolidated Financial Statements include all adjustments, consisting of normal recurring items, necessary for their fair presentation in conformity with GAAP. Interim results are not necessarily indicative of results for a full year. The information included in this Form 10-Q should be read in conjunction with our audited Consolidated Financial Statements as of December 31, 2012 and related notes thereto as filed on Form 10-K on April 1, 2013.

Basis of Presentation

Basis of Presentation

The accompanying Condensed Consolidated Financial Statements include the financial position, results of operations and cash flows of NexCore Healthcare and our consolidated subsidiaries. Noncontrolling equity interests in three consolidated subsidiaries are reflected as noncontrolling interests in the Condensed Consolidated Financial Statements. We also have noncontrolling partnership interests in one unconsolidated joint venture, which is accounted for under the equity method and one unconsolidated joint venture which is accounted for under the cost method. All significant intercompany amounts have been eliminated.

Basis of Presentation

The accompanying Consolidated Financial Statements include the financial position, results of operations and cash flows of NexCore Healthcare Capital Corp and our consolidated subsidiaries. Noncontrolling equity interests in two consolidated subsidiaries are reflected as noncontrolling interests in the Consolidated Financial Statements. We also have a noncontrolling partnership interest in one unconsolidated joint venture, which is accounted for under the equity method. All significant intercompany amounts have been eliminated.

Principles of Consolidation

Principles of Consolidation

We consolidate entities where we can exert control. The equity method of accounting is used for investments in non-controlled affiliates in which we are able to exercise significant influence but not control. We also consolidate any variable interest entities (“VIEs”) in which we are determined to be the primary beneficiary.

A VIE is an entity in which either (a) the equity investment at risk is not sufficient to permit the entity to finance its own activities without additional financial support or (b) the group of holders of the equity investment at risk lack certain characteristics of a controlling financial interest. The primary beneficiary is the entity that has the ability to control those activities that most significantly impact the entity’s economic performance and has the obligation to absorb a majority of the expected losses or the right to receive the majority of the residual returns. We continually evaluate whether entities in which we have an interest are VIEs and whether we are the primary beneficiary of any VIEs identified in our analysis.

Principles of Consolidation

We consolidate entities deemed to be voting interest entities if we own a majority of the voting interest. The equity method of accounting is used for investments in non-controlled affiliates in which we are able to exercise significant influence but not control. We also consolidate any variable interest entities (“VIEs”) in which we are determined to be the primary beneficiary.

A VIE is an entity in which either (a) the equity investment at risk is not sufficient to permit the entity to finance its own activities without additional financial support or (b) the group of holders of the equity investment at risk lack certain characteristics of a controlling financial interest. The primary beneficiary is the entity that has the ability to control those activities that most significantly impact the entity’s economic performance and has the obligation to absorb a majority of the expected losses or the right to receive the majority of the residual returns. We continually evaluate whether entities in which we have an interest are VIEs and whether we are the primary beneficiary of any VIEs identified in our analysis.

Reclassifications		Reclassifications Certain items in our consolidated Financial Statements for 2011 have been reclassified to conform to the 2012 presentation.
Use of Estimates

Use of Estimates

The preparation of the Condensed Consolidated Financial Statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the Condensed Consolidated Financial Statements and reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Use of Estimates

The preparation of the Consolidated Financial Statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the Consolidated Financial Statements and reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Fair Value Measurements

Fair Value Measurements

Fair value is defined as the exit price or price at which an asset (in its highest and best use) would be sold or a liability assumed by an informed market participant in a transaction that is not distressed and is executed in the most advantageous market. Our fair value measurements are based on the assumptions that market participants would use to price the asset or liability. As a basis for considering market participant assumptions in fair value measurements, current guidance establishes that a fair value hierarchy exists that distinguishes between market participant assumptions based on market data obtained from sources independent of the reporting entity (observable inputs that are classified within Levels 1 and 2 of the hierarchy) and the reporting entity’s own assumptions about market participant assumptions based on the best information available under the circumstances (unobservable inputs classified within Level 3 of the hierarchy).

Level 1 inputs utilize quoted prices (unadjusted) in active markets for identical assets or liabilities. Level 2 inputs are inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs may include quoted prices for similar assets and liabilities in active markets, as well as inputs that are observable for the asset or liability (other than quoted prices), at commonly quoted intervals. Level 3 inputs are unobservable inputs for the asset or liability that are typically based on management’s own assumptions, as there is little, if any, related observable market activity. In instances where the determination of the fair value measurement is based on inputs from different levels of the fair value hierarchy, the level in the fair value hierarchy within which the entire fair value measurement falls is based on the lowest level input that is significant to the fair value measurement in its entirety. Our assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the asset or liability.

Our financial instruments include accounts receivable and accounts payable. The carrying values of these financial instruments as of March 31, 2013 and December 31, 2012 are considered to be representative of their fair value due to the short maturity of these instruments.

Fair Value Measurements

Fair value is defined as the exit price or price at which an asset (in its highest and best use) would be sold or a liability assumed by an informed market participant in a transaction that is not distressed and is executed in the most advantageous market. Our fair value measurements are based on the assumptions that market participants would use to price the asset or liability. As a basis for considering market participant assumptions in fair value measurements, current guidance establishes that a fair value hierarchy exists that distinguishes between market participant assumptions based on market data obtained from sources independent of the reporting entity (observable inputs that are classified within Levels 1 and 2 of the hierarchy) and the reporting entity’s own assumptions about market participant assumptions based on the best information available under the circumstances (unobservable inputs classified within Level 3 of the hierarchy).

Level 1 inputs utilize quoted prices (unadjusted) in active markets for identical assets or liabilities. Level 2 inputs are inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs may include quoted prices for similar assets and liabilities in active markets, as well as inputs that are observable for the asset or liability (other than quoted prices), at commonly quoted intervals. Level 3 inputs are unobservable inputs for the asset or liability that are typically based on management’s own assumptions, as there is little, if any, related observable market activity. In instances where the determination of the fair value measurement is based on inputs from different levels of the fair value hierarchy, the level in the fair value hierarchy within which the entire fair value measurement falls is based on the lowest level input that is significant to the fair value measurement in its entirety. Our assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the asset or liability.

Our financial instruments include accounts receivable, accounts payable and accrued liabilities. The carrying values of these financial instruments as of December 31, 2012 and 2011 are considered to be representative of their fair value due to the short maturity of these instruments.

Cash and Cash Equivalents

Cash and Cash Equivalents

We consider all highly liquid investments purchased with an original maturity of three months or less to be cash equivalents. We continually monitor our positions with, and the credit quality of, the financial institutions with which we invest.

Cash and Cash Equivalents

We consider all highly liquid investments purchased with an original maturity of three months or less to be cash equivalents. We continually monitor our positions with, and the credit quality of, the financial institutions with which we invest.

Accounts Receivable

Accounts Receivable

Accounts receivable consists of amounts due from customers. We consider accounts more than one month old to be past due. We estimate our allowance for doubtful accounts based on specific customer balance collection issues identified. No bad debt expense was recorded for the three months ended March 31, 2013 or 2012. There was no allowance for doubtful accounts as of March 31, 2013 or December 31, 2012.

Accounts Receivable

Accounts receivable consists of amounts due from customers. We consider accounts more than one month old to be past due. We estimate our allowance for doubtful accounts based on specific customer balance collection issues identified. For the years ended December 31, 2012 and 2011, respectively, no bad debt expense was recorded. There was no allowance for doubtful accounts as of December 31, 2012 and 2011.

Pre-Development Costs

Pre-Development Costs

In accordance with GAAP, as set forth in the Accounting Standards Codification (“ASC”), we have capitalized certain third-party costs related to prospective development projects that we consider likely to proceed. If we subsequently determine that the project is no longer likely to proceed or such costs are not recoverable, any related capitalized costs are expensed and recorded as “Direct costs of revenue” on the Condensed Consolidated Statement of Operations. Upon commencement of the project, any related capitalized costs are submitted for reimbursement from the owner of the project. These costs include, but are not limited to, legal fees, marketing costs, travel expenses, architectural and engineering fees, due diligence expenses and other direct costs. We do not capitalize any internal costs as pre-development costs.

Pre-Development Costs

In accordance with GAAP, as set forth in the Accounting Standards Codification (“ASC”), we have capitalized certain third-party costs related to prospective development projects that we consider likely to proceed. If we subsequently determine that the project is no longer likely to proceed or such costs are not recoverable, any related capitalized costs are expensed and recorded as “Direct costs of revenue” on the Consolidated Statement of Operations. Upon commencement of the project, any related capitalized costs are submitted for reimbursement from the owner of the project. These costs include, but are not limited to, legal fees, marketing costs, travel expenses, architectural and engineering fees, due diligence expenses and other direct costs. We do not capitalize any internal costs as pre-development costs.

Property and Equipment

Property and Equipment

Property and equipment are stated at cost less accumulated depreciation or amortization. Depreciation is calculated using the straight-line method over the estimated useful lives of the related assets, ranging from three to seven years. Leasehold improvements are amortized over the shorter of the expected life or term of the lease. Expenditures for repairs and maintenance are charged to expense when incurred. Expenditures for major renewals and betterments, which extend the useful lives of existing property and equipment, are capitalized and depreciated. Upon retirement or disposition of property and equipment, the cost and related accumulated depreciation are removed from the accounts and any resulting gain or loss is recognized in the Condensed Consolidated Statement of Operations.

Property and Equipment

Property and equipment are stated at cost less accumulated depreciation or amortization. Depreciation is calculated using the straight-line method over the estimated useful lives of the related assets, ranging from three to seven years. Leasehold improvements are amortized over the shorter of the expected life or term of the lease. Expenditures for repairs and maintenance are charged to expense when incurred. Expenditures for major renewals and betterments, which extend the useful lives of existing property and equipment, are capitalized and depreciated. Upon retirement or disposition of property and equipment, the cost and related accumulated depreciation are removed from the accounts and any resulting gain or loss is recognized in the Consolidated Statement of Operations.

Real Estate Held for Sale		Real Estate Held for Sale All real estate held for sale as of December 31, 2010 was disposed of on March 25, 2011. See Note 3 for additional information.
Investment in Unconsolidated Affiliates

Investment in Unconsolidated Affiliates

We account for our investment in one unconsolidated affiliate under the equity method because we exercise significant influence over, but do not control, this entity. Under the equity method, this investment was initially recorded at cost and is subsequently adjusted to reflect our proportionate share of net earnings or losses of the unconsolidated affiliate, distributions received, contributions made and certain other adjustments, as appropriate. Such investment is included in “Investment in unconsolidated affiliates” in our Condensed Consolidated Balance Sheets. Distributions from this investment that are related to earnings from operations are included as operating activities and distributions that are related to capital transactions are included as investing activities in our Condensed Consolidated Statements of Cash Flows.

During the analysis of the investment, it was determined that the unconsolidated affiliate was a VIE. We determined the affiliate was a VIE based on several factors, including whether the affiliate’s total equity investment at risk upon inception was sufficient to finance the affiliate’s activities without additional subordinated financial support. We made judgments regarding the sufficiency of the equity at risk based first on a qualitative analysis, then a quantitative analysis. In a quantitative analysis, we incorporated various estimates, including estimated future cash flows, asset hold periods and discount rates, as well as estimates of the probabilities of various scenarios occurring. The determination of the appropriate accounting with respect to this VIE was based on the determination of the primary beneficiary. We determined we were not the primary beneficiary of the VIE as we do not have the ability to control those activities that most significantly impact the affiliate’s economic performance. As reconsideration events occur, or at a minimum each reporting period, we will reconsider our determination of whether an entity is a VIE and who the primary beneficiary is to determine if there is a change in the original determinations and will report such changes on a quarterly basis.

Additionally, we are invested in one unconsolidated affiliate that we account for under the cost method as we have a 1% interest in the affiliate and we have no significant influence or control.

Investment in Unconsolidated Affiliates

We account for our investment in one unconsolidated affiliate under the equity method because we exercise significant influence over, but do not control, this entity. Under the equity method, this investment was initially recorded at cost and is subsequently adjusted to reflect our proportionate share of net earnings or losses of the unconsolidated affiliate, distributions received, contributions made and certain other adjustments, as appropriate. Such investment is included in “Investment in unconsolidated affiliates” in our Consolidated Balance Sheet. Distributions from this investment that are related to earnings from operations are included as operating activities and distributions that are related to capital transactions are included as investing activities in our Consolidated Statement of Cash Flows.

During the analysis of the investment, it was determined that the unconsolidated affiliate was a VIE. We determined the affiliate was a VIE based on several factors, including whether the affiliate’s total equity investment at risk upon inception was sufficient to finance the affiliate’s activities without additional subordinated financial support. We made judgments regarding the sufficiency of the equity at risk based first on a qualitative analysis, then a quantitative analysis. In a quantitative analysis, we incorporated various estimates, including estimated future cash flows, asset hold periods and discount rates, as well as estimates of the probabilities of various scenarios occurring. The determination of the appropriate accounting with respect to this VIE was based on the determination of the primary beneficiary. We determined we were not the primary beneficiary of the VIE as we do not have the ability to control those activities that most significantly impact the affiliate’s economic performance. As reconsideration events occur, or at a minimum each reporting period, we will reconsider our determination of whether an entity is a VIE and who the primary beneficiary is to determine if there is a change in the original determinations and will report such changes on a quarterly basis.

Additionally, during the year ended December 31, 2012, we invested in one unconsolidated affiliate that we account for under the cost method as we have a 1% interest in the affiliate and we have no influence or control.

Revenue Recognition

Revenue Recognition

Certain revenue arrangements require management judgments and estimates. Development fees are recognized over the life of a development project on the percentage-of-completion method where the circumstances are such that total profit can be estimated with reasonable accuracy and ultimate realization is reasonably assured. The percentage-of-completion method uses actual hours spent internally on the project compared to the total forecasted internal hours to be spent on the project as the best measure of progress. If estimates of total hours require adjustment, the impact on revenue is recognized prospectively in the period of adjustment. As of March 31, 2013 and December 31, 2012, we recorded no such adjustment as our development projects subject to the percentage-of completion method were considered substantially complete.

We source tenants and negotiate leases for buildings we manage and in return are paid leasing commissions and tenant consulting fees. This revenue is recognized based on each negotiated contract with the building owner or development contract and is recognized accordingly per the contracts as services are performed and certain development benchmarks are achieved, unless future contingencies exist.

Property and asset management fees are recognized monthly as services are performed, unless future obligations exist. Investor advisory and other fees are typically recognized at the culmination of a transaction such as a purchase or sale of a building.

In addition, in regard to development service contracts, the owner of the property will typically reimburse us for certain expenses that are incurred on behalf of the owner. We base the treatment of reimbursable expenses for financial reporting purposes upon the fee structure of the underlying contract. Contracts are accounted for on a net basis when the fee structure is comprised of at least two distinct elements, namely (i) a fixed management fee and (ii) a separate component that allows for expenses to be billed directly to the client. When accounting on a net basis, we include the fixed management fee in reported revenue and net the reimbursement against expenses. We base this accounting on the following factors, which defines us as an agent rather than a principal:

  The property owner, with ultimate approval rights relating to the expenditures and bearing all of the economic costs of such expenditures, is determined to be the primary obligor in the arrangement;
  Because the property owner is contractually obligated to fund all operating costs of the property from existing cash flow or direct funding from its building operating account, we bear little or no credit risk; and
  We generally earn no margin on the reimbursement aspect of the arrangement, obtaining reimbursement only for actual costs incurred.

All of our service contracts are accounted for on a net basis.

Revenue Recognition

Certain revenue arrangements require management judgments and estimates. Development fees are recognized over the life of a development project on the percentage-of-completion method where the circumstances are such that total profit can be estimated with reasonable accuracy and ultimate realization is reasonably assured. The percentage-of-completion method uses actual hours spent internally on the project compared to the total forecasted internal hours to be spent on the project as the best measure of progress. If estimates of total hours require adjustment, the impact on revenue is recognized prospectively in the period of adjustment. As of December 31, 2012, we recorded no such adjustment as our development projects subject to the percentage-of completion method were considered substantially complete. As of December 31, 2011, we recorded an asset of $248,874, for revenue recognized in excess of billings which represents the difference between actual billed revenue and the revenue recognized using the percentage-of-completion method.

We source tenants and negotiate leases for buildings we manage and in return are paid leasing commissions and tenant consulting fees. This revenue is recognized based on each negotiated contract with the building owner or development contract and is recognized accordingly per the contracts as services are performed and certain development benchmarks are achieved, unless future contingencies exist.

Property and asset management fees are recognized monthly as services are performed, unless future obligations exist. Investor advisory and other fees are typically recognized at the culmination of a transaction such as a purchase or sale of a building.

In addition, in regard to development service contracts, the owner of the property will typically reimburse us for certain expenses that are incurred on behalf of the owner. We base the treatment of reimbursable expenses for financial reporting purposes upon the fee structure of the underlying contract. Contracts are accounted for on a net basis when the fee structure is comprised of at least two distinct elements, namely (i) a fixed management fee and (ii) a separate component that allows for expenses to be billed directly to the client. When accounting on a net basis, we include the fixed management fee in reported revenue and net the reimbursement against expenses. We base this accounting on the following factors, which defines us as an agent rather than a principal:

  The property owner, with ultimate approval rights relating to the expenditures and bearing all of the economic costs of such expenditures, is determined to be the primary obligor in the arrangement;
  Because the property owner is contractually obligated to fund all operating costs of the property from existing cash flow or direct funding from its building operating account, we bear little or no credit risk; and
  We generally earn no margin on the reimbursement aspect of the arrangement, obtaining reimbursement only for actual costs incurred.

All of our service contracts are accounted for on a net basis.

Guaranties

Guaranties

A guarantor is required to recognize, at the inception of a guaranty, a liability for the fair value of the obligation undertaken in issuing the guaranty. Management continually evaluates guaranties made to determine if the guaranties meet the criteria required to record a liability. As of December 31, 2011, our guaranties, referred to in Note 8, met the criteria to be recorded as liabilities; however, the amount was de minimus and no value was recorded. As of December 31, 2012, the three projects were completed and the associated guaranties were released.

Earnings Per Share

Earnings Per Share

Basic income per share is computed by dividing net income by the weighted average number of shares of common stock outstanding. Diluted income per share is determined by dividing the net income by the sum of (1) the weighted average number of common shares outstanding and (2) if not anti-dilutive, the effect of outstanding stock awards determined utilizing the treasury stock method.

There was no dilutive effect for the outstanding awards for the three months ended March 31, 2013 and 2012, respectively, as we reported a net loss for both periods.

Earnings Per Share

Basic income per share is computed by dividing net income by the weighted average number of shares of common stock outstanding. Diluted income per share is determined by dividing the net income by the sum of (1) the weighted average number of common shares outstanding and (2) if not anti-dilutive, the effect of outstanding stock awards determined utilizing the treasury stock method.

The dilutive effect of the outstanding stock awards for the year ended December 31, 2012 was 2,487,952 shares. Stock awards to purchase 1,129,979 shares of our common stock (“Common Stock”) were excluded from the calculation of diluted income per share for the year ended December 31, 2012 because their inclusion would have been anti-dilutive. The dilutive effect of the outstanding stock awards for year ended December 31, 2011 was 1,321,049 shares. Stock awards to purchase 1,525,208 shares of our Common Stock were excluded from the calculation of diluted income per share for the year ended December 31, 2011 because their inclusion would have been anti-dilutive.

Noncontrolling Interests

Noncontrolling Interests

Noncontrolling interests are the portion of equity, or net assets, in a subsidiary that are not attributable to the controlling interest. As of March 31, 2013 and December 31, 2012, respectively, we owned 90% of the consolidated partnership, NexCore Group LP. Additionally, as of March 31, 2013, we owned 90% of the consolidated partnership, NexCore Real Estate. NexCore Partners Inc. owned the remaining 10% of each entity, which was classified as permanent equity in accordance with GAAP and was reflected as “Noncontrolling interests” in our Condensed Consolidated Balance Sheets. NexCore Partners Inc. is wholly owned by Gregory C. Venn, Peter K. Kloepfer and Robert D. Gross, our Chief Executive Officer, Chief Investment Officer and Chief Operating Officer, respectively.

During the fourth quarter of 2012, we entered into joint venture agreements with an institutional equity partner related to seven properties. Pursuant to these venture agreements, we contributed $1,114,300 for a 1% equity interest which is accounted for on a cost basis. We received an additional capital contribution of $238,760 from an unrelated third-party related to their investment in one of the properties, which is reflected as a noncontrolling interest.

During the three months ended March 31, 2013, we formed Equity Participation LLC, a limited liability company owned by various officers and employees of ours. Commencing with the formation, Equity Participation LLC has a 1% interest in the operations of NexCore Development LLC, a consolidated subsidiary, which is reflected as “Noncontrolling Interests” in our Condensed Consolidated Financial Statements. See additional discussion in Note 8.

Noncontrolling Interests

Noncontrolling interests are the portion of equity, or net assets, in a subsidiary that are not attributable to the controlling interest. As of December 31, 2012 and 2011, respectively, we owned 90% of the consolidated partnership, NexCore Group LP. Additionally, as of December 31, 2012, we owned 90% of the consolidated partnership, NexCore Real Estate LLC. NexCore Partners Inc. owned the remaining 10%, which was classified as permanent equity in accordance with GAAP and was reflected as “Noncontrolling interests” in our Consolidated Balance Sheets. NexCore Partners Inc. is wholly owned by Gregory C. Venn, Peter K. Kloepfer and Robert D. Gross, our Chief Executive Officer, Chief Investment Officer and Chief Operating Officer, respectively.

During the fourth quarter of 2012, we entered into joint venture agreements with an institutional equity partner related to seven properties that were recapitalized by our equity partner. Pursuant to this venture agreement, we contributed $1,114,300 for a 1% equity interest which will be accounted for on a cost basis. We received an additional capital contribution of $238,760 from an unrelated third-party related to their investment in one of the properties, which is reflected as a noncontrolling interest.

Income Taxes

Income Taxes

Deferred income taxes are provided for under the asset and liability method. Under this method, deferred tax assets, including those related to tax loss carry forwards and credits, and liabilities are determined based on the differences between the financial statement and tax bases of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. A valuation allowance is recorded to reduce deferred tax assets when it is more likely than not that the net deferred tax asset will not be realized.

We follow Financial Accounting Standards Board (“FASB”) issued guidance for accounting for uncertainty in income taxes, which clarifies the accounting and disclosure for uncertainty in tax positions and seeks to reduce the diversity in practice associated with certain aspects of the recognition and measurement related to accounting for income taxes. We have analyzed our various federal and state filing positions and consider our positions more likely than not to be sustained upon examination by the applicable taxing authorities based on the technical merits of the position.

Income Taxes

Deferred income taxes are provided for under the asset and liability method. Under this method, deferred tax assets, including those related to tax loss carry forwards and credits, and liabilities are determined based on the differences between the financial statement and tax bases of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. A valuation allowance is recorded to reduce deferred tax assets when it is more likely than not that the net deferred tax asset will not be realized.

We follow Financial Accounting Standards Board (“FASB”) issued guidance for accounting for uncertainty in income taxes, which clarifies the accounting and disclosure for uncertainty in tax positions and seeks to reduce the diversity in practice associated with certain aspects of the recognition and measurement related to accounting for income taxes. We have analyzed our various federal and state filing positions and consider our positions more likely than not to be sustained upon examination by the applicable taxing authorities based on the technical merits of the position.

Stock-Based Compensation

Stock-Based Compensation

We may grant stock options, restricted stock and other forms of equity compensation such as profits interests to certain employees and directors pursuant to our Amended and Restated 2008 Equity Compensation Plan. Awards granted under this plan are measured at fair value on the grant date and amortized to compensation expense on a straight-line basis over the service period during which the awards fully vest. Such expense is included in “General and administrative” expense in our Condensed Consolidated Statements of Operations. Options to purchase common stock issued under this plan are valued using the Black-Scholes option pricing model, which relies on assumptions we make related to the expected term of the options, volatility, dividend yield and risk free interest rate. Profits interests are valued using a probability-weighted valuation model.

Stock-Based Compensation

We may grant stock options, restricted stock and other forms of equity compensation to certain employees and directors pursuant to our Amended and Restated 2008 Equity Compensation Plan . Awards granted under this plan are measured at fair value on the grant date and amortized to compensation expense on a straight-line basis over the service period during which the awards fully vest. Such expense is included in “General and administrative” expense in our Consolidated Statements of Operations. Options to purchase common stock issued under this plan are valued using the Black-Scholes option pricing model, which relies on assumptions we make related to the expected term of the options, volatility, dividend yield and risk free interest rate.

Comprehensive Income

Comprehensive Loss

We report comprehensive loss in our Condensed Consolidated Statements of Comprehensive Loss. Amounts reported in “Accumulated other comprehensive loss” on our Condensed Consolidated Balance Sheets are related to unrealized gains on interest rate swaps that are considered to be cash flow hedging derivatives.

Comprehensive Income

We report comprehensive income in our Consolidated Statements of Comprehensive Income. Amounts reported in “Accumulated other comprehensive loss” related to unrealized losses on interest rate swaps considered cash flow hedging derivatives.

Recently Adopted Accounting Pronouncements

New Accounting Pronouncement

In February 2013, the FASB issued guidance on reporting of amounts reclassified out of accumulated other comprehensive income (“AOCI”). The guidance requires an entity to provide information about the amounts reclassified out of AOCI by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of AOCI by the respective line items of net income, but only if the amount reclassified is required under GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under GAAP that provide additional detail about those amounts. This guidance is applicable for us in the second quarter of fiscal 2013 prospectively, although early adoption is permitted. As the accounting standard will only impact disclosures, the new standard will not have an impact on our financial position, results of operations, or cash flows.

Recently Adopted Accounting Pronouncements

In May 2011, the FASB issued Accounting Standards Update No. 2011-04, "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs" ("ASU No. 2011-04"), which amends current guidance to result in common fair value measurement and disclosures between accounting principles generally accepted in the United States and International Financial Reporting Standards. The amendments explain how to measure fair value. They do not require additional fair value measurements and are not intended to establish valuation standards or affect valuation practices outside of financial reporting. ASU No. 2011-04 clarifies the application of certain existing fair value measurement guidance and expands the disclosures for fair value measurements that are estimated using significant unobservable inputs. The amendments in ASU No. 2011-04 are effective for interim and annual periods beginning after December 15, 2011. The adoption of the provisions of ASU No. 2011-04 did not have a material impact on our Consolidated Financial Statements.

In June 2011, the FASB issued Accounting Standards Update No. 2011-05, "Presentation of Comprehensive Income" ("ASU No. 2011-05"), which improves the comparability, consistency, and transparency of financial reporting and increases the prominence of items reported in other comprehensive income ("OCI") by eliminating the option to present components of OCI as part of the statement of changes in stockholders' equity. The amendments in this standard require that all nonowner changes in stockholders' equity be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. Subsequently in December 2011, the FASB issued Accounting Standards Update No. 2011-12, "Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income" ("ASU No. 2011-12"), which indefinitely defers the requirement in ASU No. 2011-05 to present on the face of the financial statements reclassification adjustments for items that are reclassified from OCI to net income in the statement(s) where the components of net income and the components of OCI are presented. The amendments in these standards do not change the items that must be reported in OCI, when an item of OCI must be reclassified to net income, or change the option for an entity to present components of OCI gross or net of the effect of income taxes. The amendments in ASU No. 2011-05 and ASU No. 2011-12 are effective for interim and annual periods beginning after December 15, 2011 and are to be applied retrospectively. The adoption of the provisions of ASU No. 2011-05 and ASU No. 2011-12 did not have a material impact on our Consolidated Financial Statements.

Investments in Unconsolidated Affiliates (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Equity Method Investments and Joint Ventures [Abstract]
Selected Financial Information for Unconsolidated Affiliates
Balance Sheets	As of March 31, 2013	As of December 31, 2012
Real estate, net of accumulated depreciation	$63,767,823	$64,110,432
Construction in progress	32,610	193,914
Total assets	68,119,405	69,248,426
Debt	55,621,834	54,832,478
Total liabilities	56,351,256	58,073,332
Partner’s capital	8,975,991	9,962,251
Accumulated other comprehensive loss	496,143	571,313
Retained earnings	2,296,015	1,784,156

	For the Three Months Ended March 31,
Statements of Operations and Comprehensive Income	2013	2012
Rental revenue	$2,367,668	$1,247,746
Operating expenses	689,751	339,225
Depreciation expense	693,318	249,170
Interest expense	472,740	156,562
Net income	511,859	502,789
Fair value adjustment of cash flow hedge	75,170	—
Comprehensive income	587,029	502,789

Balance Sheets	As of December 31, 2012	As of December 31, 2011
Real estate, net of accumulated depreciation	$64,110,432	$28,895,100
Construction in progress	193,914	7,433,859
Total assets	69,248,426	37,631,562
Debt	54,832,478	11,961,097
Total liabilities	58,073,332	13,371,217
Partner’s capital	9,962,251	24,107,320
Accumulated other comprehensive loss	571,313	—
Retained earnings	1,784,156	153,025

	For the Years Ended December 31,
Statements of Operations and Comprehensive Income	2012	2011
Rental revenues	$6,076,912	$617,949
Operating expenses	1,624,755	391,069
Depreciation expense	1,722,171	73,855
Interest expense	1,098,855	—
Net income	1,631,131	153,025
Fair value adjustment of cash flow hedge	(571,313)	—
Comprehensive income	1,059,818	153,025

Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property and Equipment Table

	As of December 31,
	2012	2011
Computer equipment and software	$322,428	$293,196
Leasehold improvements	433,497	427,088
Medical office equipment	29,186	30,181
Vehicles	23,342	23,342
Office furniture and equipment	255,611	255,062
Total property and equipment	1,064,064	1,028,869
Accumulated depreciation and amortization	(592,508)	(443,694)
Total property and equipment, net	$471,556	$585,175

Other Liabilities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Payables and Accruals [Abstract]
Other Liabilities
ACCRUED LIABILITIES	As of March 31, 2013	As of December 31, 2012
Accrued vacation	$24,865	$42,177
Accrued sick time	71,250	76,900
Accrued incentive bonus and other	166,933	245,873
Accrued taxes payable	23,000	195,095
Accrued liabilities	$286,048	$560,045

Compensated employee absences are recorded in accordance with ASC Topic 710. Per our employment policy, unused and vested vacation hours are paid out to employees upon termination, either voluntary or involuntary. Unused and vested sick hours are carried over to subsequent years, however are not paid out upon termination.

	As of March 31, 2013	As of December 31, 2012
DEFERRED RENT AND OTHER LIABILITES
Deferred rent	$358,934	$371,156
Other	16,365	17,865
Deferred rent and other liabilities	$375,299	$389,021

	As of December 31,
ACCRUED LIABILITIES	2012	2011
Accrued vacation	$42,177	$18,913
Accrued sick time	76,900	98,919
Accrued incentive bonus and other	245,873	1,258,921
Accrued taxes payable	195,095	—
Accrued liabilities	$560,045	$1,376,753

Compensated employee absences are recorded in accordance with ASC Topic 710. Per our employment policy, unused and vested vacation hours are paid out to employees upon termination, either voluntary or involuntary. Unused and vested sick hours are carried over to subsequent years, however are not paid out upon termination.

	As of December 31,
	2012	2011
DEFERRED RENT AND OTHER LIABILITES
Deferred rent	$371,156	$325,508
Other	17,865	16,100
Deferred rent and other liabilities	$389,021	$341,608

Commitments and Contingencies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Future Minimum Rental Payments for Operating Leases
Year:	Amount
Remainder of 2013	$256,259
2014	271,553
2015	277,587
2016	289,656
2017	301,725
Remaining	—
Total minimum lease payments	$1,396,780

Year:	Amount
2013	$271,952
2014	271,553
2015	277,587
2016	289,656
2017	301,725
Remaining	—
Total minimum lease payments	$1,412,473

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of Income Before Income Tax
	For the Years Ended December 31,
	2012	2011
United States	$3,874,876	$1,001,605
Foreign	—	—
Income before income taxes	$3,874,876	$1,001,605

Schedule of Income Tax Expense
	For the Years Ended December 31,
	2012	2011
Current:
Federal	$62,000	$—
State	133,095	—
Total	195,095	—

Deferred:
Federal	—	—
State	—	—
Total	—	—
Income tax expense	$195,095	$—

Income Tax Expense (Benefit) Reconciliation
	As of December 31,
	2012	2011
Computed expected tax expense	$1,317,458	$340,546
Increase (reduction) in income taxes resulting from:
State and local income taxes, net of federal impact	193,744	44,431
Noncontrolling interest	(158,904)	(38,418)
Non-deductibles and other	3,837	—
Alternative minimum tax	62,000	—
Basis adjustment	—	885,036
State rate change	—	252,474
Change in valuation allowance	(1,223,040)	(1,484,069)
Income tax expense	$195,095	$—

Tax Effects of Temporary Differences to Significant Portions of Deferred Tax Assets
	As of December 31,
	2012	2011
Impairment of asset	$—	$—
Net operating loss and carryforwards	9,389,000	10,444,529
Alternative minimum tax	62,000	—
Equity-based compensation expense	284,000	207,000
Deferred rent	—	—
Accrued compensation	—	—
Total deferred tax assets	9,735,000	10,651,529

Origination fee income	—	—
Partnership basis differences	(1,030,000)	(781,947)
Fixed assets	—	—
Other	—	—
Total deferred tax liabilities	(1,030,000)	(781,947)
Net deferred tax asset before valuation allowance	8,705,000	9,869,582
Valuation allowance	(8,705,000)	(9,869,582)
Total net deferred tax assets	$—	$—

Equity-Based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Option Award Valuation Assumptions
For the Three Months Ended March 31, 2012
Expected term of options	5.5 years
Expected volatility-range used	54.74%
Expected volatility-weighted average	54.74%
Risk-free interest rate-range used	1.24%-1.37%

	2012	2011
Expected term of options	5.5 years	5.5 years
Expected volatility-range used	54.74%	54.74%
Expected volatility-weighted average	54.74%	54.74%
Risk-free interest rate-range used	1.24%-1.37%	1.60%-2.79%

Stock Options Summary
	Options Pursuant to the Plan	Weighted Average Exercise Price Per Share	Weighted Average Fair Value of Options Granted During the Year	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Issued and outstanding as of December 31, 2010	2,427,079	$0.43
Granted	750,000	0.69	$0.35
Issued and outstanding as of December 31, 2011	3,177,079	0.49		5.5	$—
Granted	1,278,000	0.16	0.01
Cancelled	(750,000)	0.69
Forfeited	(21,000)	0.16
Issued and outstanding as of December 31, 2012	3,684,079	0.33		4.9	692,230
Exercisable as of December 31, 2012	2,135,412	0.46		4.2	318,300

Related Parties (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Related Party Transactions [Abstract]
Related Party Tables
	For the Three Months Ended March 31,
Related party:	2013	2012
Revenue	$368,754	$673,551
Direct costs of revenue	149,539	108,645

Related party:	As of March 31, 2013	As of December 31, 2012
Accounts receivable	$593,115	$804,281

	For the Year Ended December 31,
Related party:	2012	2011
Revenue	$11,000,706	$8,342,278
Direct costs of revenue	511,692	443,715

	As of December 31,
Related party:	2012	2011
Accounts receivable	$804,281	$3,355,171

Organization (Details Narrative)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Ownership percentage by parent of consolidated affiliate	90.00%	90.00%	90.00%
Preferred Class A [Member]
Ownership percentage by parent of consolidated affiliate	90.00%	90.00%
Preferred Class B [Member]
Ownership percentage by parent of consolidated affiliate	90.00%	90.00%

Summary of Significant Accounting Policies (Details Narrative) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Revenue in Excess of Billings				$ 248,874
Dilutive effect of share-based payment award			2,487,952	1,321,049
Antidilutive Share-Based Payment Awards			1,129,979	1,525,208
Ownership Percentage by Parent in Affiliate	90.00%		90.00%	90.00%
Bad Debt Expense (Recovery)			0	0
Ownership Percentage by Noncontrolling Interests in Consolidated Affiliate	10.00%		10.00%	10.00%
Cost Method Investment Carrying Amount			1,114,300	0
Contribution from Noncontrolling Interests			$ 238,760	$ 0
Ownership Percentage in Cost Investment	1.00%		1.00%
Minimum [Member]
Property and Equipment Useful Lives			3 years
Maximum [Member]
Property and Equipment Useful Lives			7 years
Minimum [Member]
Property and Equipment Useful Lives	3 years
Maximum [Member]
Property and Equipment Useful Lives	7 years

Disposition of Real Estate Assets (Details Narrative) (USD $)	1 Months Ended	3 Months Ended		12 Months Ended
	Mar. 25, 2011	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Discontinued Operations and Disposal Groups [Abstract]
Carrying Value of Assets Held for Sale						$ 7,191,821
Loss on Sale of Assets Held for Sale	$ (13,461)				$ (13,461)

Reorganization (Details Narrative)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Ownership Percentage by Parent in Affiliate	90.00%	90.00%	90.00%
Preferred Class A [Member]
Ownership Percentage by Parent in Affiliate	90.00%	90.00%
Preferred Class B [Member]
Ownership Percentage by Parent in Affiliate	90.00%	90.00%

Investments in Unconsolidated Affiliates - Selected Financial Information for Unconsolidated Affiliates (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Balance Sheets
Total assets	$ 12,344,084		$ 13,721,590	$ 10,974,288
Total liabilities	922,206		1,109,393	1,895,008
Accumulated other comprehensive loss	(496,143)		(571,313)
Retained earnings	(9,335)		757,678	(2,514,658)
Statements of Operations and Comprehensive Income
Operating expenses	2,162,520	2,003,122	10,753,120	9,589,162
Depreciation expense	41,440	43,309	169,182	116,218
Net income	(767,013)	(436,904)	3,272,336	888,611
Fair value adjustment of cash flow hedge	75,170		(571,313)
Comprehensive income	(767,372)	(481,664)	3,108,468	1,001,605
Equity Method Investee [Member]
Balance Sheets
Real estate, net of accumulated depreciation	63,767,823		64,110,432	28,895,100
Construction in progress	32,610		193,914	7,433,859
Total assets	68,119,405		69,248,426	37,631,562
Debt	55,621,834		54,832,478	11,961,097
Total liabilities	56,351,256		58,073,332	13,371,217
Partners capital	8,975,991		9,962,251	24,107,320
Accumulated other comprehensive loss	496,143		571,313
Retained earnings	2,296,015		1,784,156	153,025
Statements of Operations and Comprehensive Income
Rental revenues	2,367,668	1,247,746	6,076,912	617,949
Operating expenses	689,751	339,225	1,624,755	391,069
Depreciation expense	693,318	249,170	1,722,171	73,855
Interest expense	472,740	156,562	1,098,855
Net income	511,859	502,789	1,631,131	153,025
Fair value adjustment of cash flow hedge	75,170		(571,313)
Comprehensive income	$ 587,029	$ 502,789	$ 1,059,818	$ 153,025

Investments in Unconsolidated Affiliates (Details Narrative) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Equity Method Investments and Joint Ventures [Abstract]
Investment in Equity Method Affiliate - Venture I	$ 2,449,570		$ 2,862,878
Investment in Equity Method Affiliate	3,803,390		4,215,938	4,514,579
Cost Method			1,114,300	0
Contributions from Noncontrolling Interests			238,760	0
Additional Investment in unconsolidated joint venture	$ 760		$ 1,114,300	$ 1,940,282
Ownership Percentage in Cost Investment	1.00%		1.00%

Property and Equipment - Property and Equipment Table (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Total property and equipment		$ 1,064,064	$ 1,028,869
Accumulated depreciation and amortization	(633,948)	(592,508)	(443,694)
Total property and equipment, net	445,296	471,556	585,175
Vehicles [Member]
Total property and equipment		23,342	23,342
Leasehold Improvements [Member]
Total property and equipment		433,497	427,088
Equipment [Member]
Total property and equipment		29,186	30,181
Office Equipment [Member]
Total property and equipment		255,611	255,062
Computer Software, Intangible Asset [Member]
Total property and equipment		$ 322,428	$ 293,196

Property and Equipment (Details Narrative) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Depreciation and amortization	$ 41,440	$ 43,309	$ 169,182	$ 116,218

Other Liabilities - (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Payables and Accruals [Abstract]
Accrued vacation	$ 24,865	$ 42,177	$ 18,913
Accrued sick time	71,250	76,900	98,919
Accrued incentive bonus and other	166,933	245,873	1,258,921
Accrued taxes payable	23,000	195,095
Accrued liabilities	286,048	560,045	1,376,753
Deferred rent	358,934	371,156	325,508
Other	16,365	17,865	16,100
Deferred rent and other liabilities	$ 375,299	$ 389,021	$ 341,608

Debt (Details Narrative) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Debt Disclosure [Abstract]
Outstanding Principal Amount	$ 0	$ 0

Commitments and Contingencies - Future Minimum Rental Payments for Operating Leases (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
2013	$ 256,259	$ 271,952
2014	271,553	271,553
2015	277,587	277,587
2016	289,656	289,656
2017	301,725	301,725
Remaining
Total minimum lease payments	$ 1,396,780	$ 1,412,473

Commitments and Contingencies (Details Narrative) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Tenant Improvements Allowance				$ 245,000
Rent Expense	61,930	59,531	242,475	259,454
Deferred Rent	358,934		371,156	325,508
Contingent Consideration Shares Issuable	8,000,000		8,000,000
Direct Costs of Revenue - Operating Lease Rent Expense	$ 18,973	$ 13,636
Ownership Percentage by Noncontrolling Interest in Consolidated Affiliate	10.00%		10.00%	10.00%

Stockholders Equity (Details Narrative) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Common Stock Share Authorized	200,000,000		200,000,000	200,000,000
Shares of Common Stock Outstanding	50,737,504		49,895,841	49,455,841
Shares of Common Stock Subject to Trading Restrictions	49,910,444		49,068,781
Preferred Stock Shares Authorzed	5,000,000		5,000,000	5,000,000
Ownership Percentage by Parent in Affiliate	90.00%		90.00%	90.00%
Restricted Stock Issued			440,000
Shares of Restricted Stock Forfeited	13,334
Common Stock Issued Due to Exercise of Options	854,997
Proceeds from Stock Options Exercised	$ 136,799	$ 0
Dividends declared per common share	$ 0.01	$ 0
Minimum [Member]
Common Stock Sale Restriction Period			2 years
Maximum [Member]
Common Stock Sale Restriction Period			4 years
Preferred Class A [Member]
Ownership Percentage by Parent in Affiliate	90.00%		90.00%
Preferred Return For Units	14.00%		14.00%
Profits Interest For Units	2.00%		2.00%
Preferred Class B [Member]
Ownership Percentage by Parent in Affiliate	90.00%		90.00%
Profits Interest For Units	98.00%		98.00%

Income Taxes - Schedule of Income Before Income Tax (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
United States			$ 3,874,876	$ 1,001,605
Foreign
Income before income taxes	$ (765,542)	$ (481,664)	$ 3,874,876	$ 1,001,605

Income Taxes - Schedule of Income Tax Expense (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Federal			$ 62,000	$ 0
State			133,095	0
Income tax expense	77,000		195,095
Federal				0
State				0
Total				$ 0

Income Taxes - Income Tax Expense (Benefit) Reconciliation (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Computed expected tax expense			$ 1,317,458	$ 340,546
Increase (reduction) in income taxes resulting from:
State and local income taxes, net of federal impact			193,744	44,431
Noncontrolling interest			(158,904)	(38,418)
Non-deductibles and other			383700.00%
Alternative minimum tax			6200000.00%
Basis adjustment				885,036
State rate change				252,474
Change in valuation allowance			(1,223,040)	(1,484,069)
Income tax expense	$ 77,000		$ 195,095

Income Taxes - Tax Effects of Temporary Differences to Significant Portions of Deferred Tax Assets (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Impairment of asset	$ 0	$ 0
Net operating loss and carryforwards	9,389,000	10,444,529
Alternative minimum tax	62,000
Equity-based compensation expense	284,000	207,000
Deferred rent
Accrued compensation
Total deferred tax assets	9,735,000	10,651,529
Origination fee income
Partnership basis differences	(1,030,000)	(781,947)
Fixed assets
Other
Total deferred tax liabilities	(1,030,000)	(781,947)
Net deferred tax asset before valuation allowance	8,705,000	9,869,582
Valuation allowance	(8,705,000)	(9,869,582)
Total net deferred tax assets	$ 0	$ 0

Income Taxes (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Federal Tax Rate	34.00%
Deferred Tax Asset Valuation Allowance	$ 8,705,000	$ 9,869,582
Increase (Decrease) in Valuaiton Allowance	1,164,582
Net Operating Loss Carryforwards	$ 24,300,000	$ 27,400,000
Expiration Period	2026 to 2032

Equity-Based Compensation - Option Award Valuation Assumptions (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Expected term of options	5 years 6 months	5 years 6 months
Expected volatility-range used	54.74%	54.74%
Expected volatility-weighted average	54.74%	54.74%
Risk-free interest rate range, minimum	1.24%	1.60%
Risk-free interest rate range, maximum	1.37%	2.79%

Equity-Based Compensation - Stock Options Summary (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Options Pursuant to the Plan
Issued and outstanding, Ending Balance	3,684,079	3,177,079	3,177,079	2,427,079
Granted		1,278,000	1,278,000	750,000
Cancelled		(750,000)	(750,000)	0
Forfeited	(171,667)		(21,000)
Exercisable as of December 31, 2012			2,135,412
Weighted Average Exercise Price Per
Issued and outstanding, Ending Balance			$ 0.33	$ 0.49	$ 0.43
Granted			$ 0.16	$ 0.69
Cancelled			$ 0.69
Forfeited	$ 0.16		$ 0.16
Exercisable as of December 31, 2012			$ 0.46
Weighted Average Fair Value of Options Granted During the Year
Granted		$ 0.01	$ 0.01	$ 0.35
Weighted Average Remaining Contractual Life (Years)
Issued and outstanding as of end of period			4 years 10 months 25 days	5 years 6 months
Exercisable as of end of period			4 years 2 months 12 days
Aggregate Intrinsic Value
Issued and outstanding as of end of period			$ 692,230
Exercisable as of end of period			$ 318,300

Equity-Based Compensation (Details Narrative) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012 Y	Dec. 31, 2011
Options Canceled		750,000	750,000	0
Options Granted		1,278,000	1,278,000	750,000
Options Granted, Exercise Price			$ 0.16
Options Granted, Vesting Period		3 years	3 years
Options Granted, Fair Value Per Share		$ 0.01	$ 0.01	$ 0.35
Modification Penalty		$ 3,198	$ 3,198
Stock Option Expense	28,119	33,780	136,283	102,238
Unrecognized Stock Option Expense	100,977		197,208
Period to Recognize Remaining Stock Option Expense			1 year 8 months 12 days
Options Forfeited	171,667		21,000
Restricted Stock Issued			440,000
Restricted Stock Compensation Expense	13,825		62,524
Restricted Stock, Unrecognized Expense	$ 94,317		$ 113,476
Years to Recognize Restricted Stock Compensation Expense			1.9
Options exercised	854,997
Weighted-average exercise price of options exercised	$ 0.16
Stock Options Forfeited	171,667		21,000
Weighted-Average Exercise Price of Options Forfeited	$ 0.16		$ 0.16
Shares of Restricted Stock Forfeited	13,334
Shares of Restricted Stock Outstanding	426,666
Unvested Shares of Restricted Stock	280,000
Profits Interest in NexCore Development LLC	16.20%
NonControlling Interest in NexCore Development LLC	1.00%
Chief Executive Officer [Member]
Ownership Percentage in Equity Participation LLC	35.00%
Chief Financial Officer [Member]
Ownership Percentage in Equity Participation LLC	2.50%
Chief Operating Officer [Member]
Ownership Percentage in Equity Participation LLC	16.70%
Chief Investment Officer [Member]
Ownership Percentage in Equity Participation LLC	31.70%

Related Parties - Related Party Tables (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Revenue	$ 1,081,295	$ 1,281,222	$ 13,960,762	$ 10,579,351
Direct Costs of Revenue	344,776	211,839	1,139,076	754,411
Accounts receivable	1,235,046		1,303,393	3,560,957
Related Party [Domain]
Revenue	368,754	673,551	11,000,706	8,342,278
Direct Costs of Revenue	149,539	108,645	511,692	443,715
Accounts receivable	$ 593,115		$ 804,218	$ 3,355,171

Related Parties (Details Narrative) (USD $)	12 Months Ended			3 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013	Mar. 31, 2013 Related Party [Domain]	Mar. 31, 2012 Related Party [Domain]	Dec. 31, 2012 Related Party [Domain]
Monthly Transaction Amount with Related Party				$ 6,000		$ 6,000
Transaction Value with Related Party	73,500	6,072
Related Party Transaction Due To Related Party	0	6,000		0
Ownership percentage by parent of consolidated affiliate	90.00%	90.00%	90.00%	90.00%
Ownership Percentage by Noncontrolling Interests in Consolidated Affiliate	10.00%	10.00%	10.00%	10.00%
Marketing Expense Related Party				$ 18,000	$ 0

Concentrations (Details Narrative) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013 Building	Mar. 31, 2012	Dec. 31, 2012 Building	Dec. 31, 2011
Risks and Uncertainties [Abstract]
Revenue Related to Venture 1	$ 255,577	$ 429,589	$ 5,570,391	$ 7,150,789
Revenue Related to Venture I as a % of Total Revenue	24.00%	34.00%	40.00%	68.00%
Accounts Receivable Related to Venture 1	$ 438,238		$ 704,548	$ 3,258,336
Accounts Receivable Related to Venture I as a % of Total Accounts Receivable	35.00%		54.00%	92.00%
Number of Properties Managed	23		23

Subsequent Events (Details Narrative) (USD $)	3 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Dividend per share	$ 0.01
Ownership Percentage in Affiliate by Parent	90.00%	90.00%	90.00%
Preferred Class A [Member]
Ownership Percentage in Affiliate by Parent	90.00%	90.00%
Preferred Class B [Member]
Ownership Percentage in Affiliate by Parent	90.00%	90.00%